          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002
                                                       REGISTRATION NO. 33-43053

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               PRE-EFFECTIVE AMENDMENT NO.                              [ ]


               POST-EFFECTIVE AMENDMENT NO. 14                          [X]


                                      AND

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


               AMENDMENT NO. 16                                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                       ----------------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                                 (609) 627-3700
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                       ----------------------------------


                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                       ----------------------------------

It is proposed that this filing will become effective (check appropriate space):

    [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


    [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485


    [ ]  60 days after filing pursuant to paragraph (a) of Rule 485

    [ ]  on __________ pursuant to paragraph (a)(1) of Rule 485
              (date)

    If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

     The prospectus and the statement of additional information incorporated by reference therein contained in this registration statement also relate to variable annuity contracts which are covered by an earlier registration statement, File No. 33-43052.


                                         Exhibit Index can be found on page C-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS


May 1, 2002


   Merrill Lynch Life Variable Annuity Separate Account ("Variable Account")

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUM - NONPARTICIPATING
                                   issued by
                      Merrill Lynch Life Insurance Company
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246

                             PHONE: (800) 535-5549


                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.



The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.


It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?


An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.


                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Variable Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds") of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

    - American Balanced V.I. Fund


     - Basic Value V.I. Fund


     - Core Bond V.I. Fund


     - Global Allocation V.I. Fund


     - Global Growth V.I. Fund


     - High Current Income V.I. Fund


    - Index 500 V.I. Fund


     - Large Cap Core V.I. Fund


     - Reserve Assets V.I. Fund


     - Small Cap Value V.I. Fund



- MERCURY VARIABLE TRUST


     - Mercury International Value V.I. Fund


You may also put your premium payments into the Fixed Account.

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts or the Fixed

Account as you wish. You may also withdraw all or part of your contract value. If you or the annuitant die before the annuity date, we pay a death benefit to the beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge.


We provide more details on these two charges as well as a description of all other charges later in the Prospectus.


       *****************************************************************


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 30 of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC. AND THE MERCURY VARIABLE TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
DEFINITIONS.................................................     4
CAPSULE SUMMARY OF THE CONTRACT.............................     4
FEE TABLE...................................................     7
MERRILL LYNCH LIFE INSURANCE COMPANY........................     9
THE VARIABLE ACCOUNT........................................     9
  Segregation of Account Assets.............................    10
  The Reinsurance Agreement.................................    10
  Number of Subaccounts; Subaccount Investments.............    10
INVESTMENTS OF THE ACCOUNTS.................................    11
  General Information and Investment Risks..................    11
  Merrill Lynch Variable Series Funds, Inc. ................    11
     American Balanced V.I. Fund............................    11
     Basic Value V.I. Fund..................................    12
     Core Bond V.I. Fund....................................    12
     Global Allocation V.I. Fund............................    12
     Global Growth V.I. Fund................................    12
     High Current Income V.I. Fund..........................    12
     Index 500 V.I. Fund....................................    12
     Large Cap Core V.I. Fund...............................    12
     Reserve Assets V.I. Fund...............................    12
     Small Cap Value V.I. Fund..............................    12
  Mercury Variable Trust....................................    13
       Mercury International Value V.I. Fund................    13
  Purchases and Redemptions of Fund Shares; Reinvestment....    13
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................    13
CHARGES AND DEDUCTIONS......................................    14
  Mortality Risk Charge.....................................    14
  Expense Risk Charge.......................................    14
  Distribution Expense Charge...............................    14
  Sales Charge..............................................    15
     When Imposed...........................................    15
     Amount of Charge.......................................    15
  Contract Administration Charge............................    15
  Waiver of Charges.........................................    15
  Payments of Charges and Deductions........................    16
  Fund Expenses.............................................    16
  Premium Taxes.............................................    16
FEATURES AND BENEFITS OF THE CONTRACT.......................    16
  Ownership of The Contract.................................    16
  Issuing the Contract......................................    16
     Information We Need To Issue The Contract..............    16
     Ten Day Right to Review................................    17
  Premiums..................................................    17
     Minimum and Maximum Premiums...........................    17
     Premium Investments....................................    17
  Accumulation Units........................................    17
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........    19
  Beneficiary...............................................    19
  Transfers.................................................    19

                                                              Page
                                                              ----
  Withdrawals...............................................    19
     When and How Withdrawals are Made......................    19
     Minimum Amounts........................................    19
     Surrenders.............................................    20
  Payments to Contract Owners...............................    20
  Death Benefit.............................................    20
  Annuity Payments..........................................    21
  First Variable Annuity Payment............................    21
  Subsequent Variable Annuity Payment.......................    22
  Annuity Units.............................................    22
  Annuity Options...........................................    22
     Payments for a Fixed Period............................    22
     Life Annuity...........................................    22
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................    23
     Joint and Survivor Life Annuity........................    23
     Proof of Age, Sex and Survival.........................    23
FEDERAL INCOME TAXES........................................    23
  Federal Income Taxes......................................    23
  Tax Status of the Contract................................    23
  Taxation of Annuities.....................................    24
  Penalty Tax on Some Withdrawals...........................    25
  Transfers, Assignments, or Exchanges of a Contract........    25
  Withholding...............................................    25
  Multiple Contracts........................................    25
  Possible Changes In Taxation..............................    25
  Possible Charge For Our Taxes.............................    25
  Foreign Tax Credits.......................................    25
TAXATION OF QUALIFIED CONTRACTS.............................    26
  Individual Retirement Accounts (IRAs).....................    26
  SIMPLE IRAs...............................................    26
  Simplified Employee Pension (SEP) IRAs....................    26
  Roth IRAs.................................................    26
  Corporate Pension and Profit Sharing Plans and H.R. 10
     Plans..................................................    26
  Tax Sheltered Annuities...................................    27
  Other Tax Issues..........................................    27
OTHER INFORMATION...........................................    27
  Notices and Elections.....................................    27
  Contract Amendment........................................    28
  Voting Rights.............................................    28
  Reports to Contract Owners................................    28
  Selling the Contract......................................    28
  State Regulation..........................................    29
  Legal Proceedings.........................................    29
  Experts...................................................    29
  Legal Matters.............................................    29
  Registration Statements...................................    29
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    30
APPENDIX A (CONDENSED FINANCIAL INFORMATION)................   A-1
APPENDIX B..................................................   B-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.


annuity date: The date on which annuity payments begin.


annuity unit: An index we use to compute variable annuity payments.

beneficiary: The person to whom payment is to be made on the death of the contract owner or annuitant. There may be both a contract owner's beneficiary and an annuitant's beneficiary if the contract owner is not the annuitant.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.


nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the Internal Revenue Code ("IRC").



qualified contract: A Contract we issue in connection with a qualified arrangement described under Section 401, 403, 408, or 408A of the IRC.



tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.



valuation period: The interval from one valuation day of a fund to the next valuation day, measured from the time each day we value the fund. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.



                        CAPSULE SUMMARY OF THE CONTRACT


This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.


Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.



The Contract is available as a nonqualified contract or tax sheltered annuity, or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("'MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs.


We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $1,500 for a nonqualified Contract and $10 for a qualified Contract. Subsequent premiums must be $300 ($50 in Tennessee) for nonqualified Contracts, and $10 for qualified Contracts.

THE VARIABLE ACCOUNT


As you direct, we will put premiums into sub-accounts of the Variable Account corresponding to the Funds in which we invest your contract value or into the Fixed Account. For the first 14 days following the date of issue, we put all premiums you've directed into the Variable Account into the Reserve Assets V.I. Subaccount. After the 14 days, we'll put the money into the Variable Account subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. You may change the selection later, subject to certain conditions.


THE FUNDS AVAILABLE FOR INVESTMENT


-MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


         - American Balanced V.I. Fund


         - Basic Value V.I. Fund


         - Core Bond V.I. Fund


         - Global Allocation V.I. Fund


         - Global Growth V.I. Fund


         - High Current Income V.I. Fund


         - Index 500 V.I. Fund


         - Large Cap Core V.I. Fund


         - Reserve Assets V.I. Fund


         - Small Cap Value V.I. Fund



- MERCURY VARIABLE TRUST


         - Mercury International Value

            V.I. Fund




If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.


FEES AND CHARGES

MORTALITY RISK CHARGE


We impose a mortality risk charge to compensate us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The charge equals 0.75% annually. We deduct it daily from the net asset value of the Variable Account.


EXPENSE RISK CHARGE


We impose an expense risk charge to compensate us for the expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 0.50% annually for nonqualified Contracts, and 0.20% annually for qualified Contracts. We deduct it daily from the net asset value of the Variable Account.


DISTRIBUTION EXPENSE CHARGE

We deduct a distribution expense charge to compensate us in part for expenses we incur distributing the Contracts. The charge equals 0.05% annually. We deduct it daily from the net asset value of the Variable Account.

SALES CHARGE

We impose a contingent deferred sales charge if you withdraw money from the Variable Account, subject to certain exceptions.

The sales charge equals the lesser of:

     - 5% of the premiums you pay within 7 years prior to the date you withdraw your money (adjusted for any prior withdrawals); or

     - 5% of the amount you withdraw.

This charge permits us to recover sales expenses we incur. The charges will never exceed 5% of your total premiums.

ADMINISTRATION CHARGE


We charge $30 at the end of each contract year and upon a full withdrawal to reimburse us for costs associated with the administration of the Contract. This charge ends on the annuity date.


PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS


You may transfer all or part of the contract value between the Variable Account and the Fixed Account and among the subaccounts, subject to certain limitations. For Contracts issued before April 30, 1986 and reinsured by us, see Appendix B for special provisions. (See "Transfers".)


WITHDRAWALS

You may withdraw all or part of your contract value prior to the earliest of the annuity date, the annuitant's death, or the owner's death. The amount you withdraw must be at least $500. If the Contract is to continue in force, the remaining contract value must be at least $500. If these dollar limitations would prevent you from making a partial withdrawal, you may make a full withdrawal of your contract value. We may impose a contingent deferred sales charge and a contract administration charge. Withdrawals will decrease your contract value.


A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.


DEATH BENEFIT

If either the annuitant or the contract owner dies before the annuity date, we will pay the greater of:

     - the sum of all premiums you paid (adjusted for any withdrawals); or

     - the then current contract value.

We will not impose a contingent deferred sales charge.


The payment of a death benefit may have tax consequences (see "Federal Income Taxes -- Taxation of Death Benefit Proceeds").


ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may also select an annuity payment frequency. You may change your selections before the annuity date.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences. (See "Federal Income Taxes".)

RETIREMENT PLANS


We may issue the Contract pursuant to nonqualified retirement plans or plans qualifying for special tax treatment ("qualified plans") such as "H.R. 10" plans, Individual Retirement Annuities or Individual Retirement Accounts ("IRAs"), Simple IRAs, Roth IRAs, corporate pension and profit-sharing plans or tax sheltered annuities ("403(b)"). For each Fund, there is one subaccount for nonqualified plans and one subaccount for qualified plans.



The tax advantages typically provided by a variable annuity are already available with tax qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax qualified plan, as well as the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax qualified plan.


TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund your premiums allocated to the Fixed Account, plus your contract value in the Variable Account as of the date you return the Contract.

REPLACEMENT OF CONTRACTS


Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.



You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.


                                   FEE TABLE


A.   Contract Owner Transaction Expenses
     Contingent Deferred Sales Charge (as a percentage of
     purchase payments or amount withdrawn, as applicable)         5.00%
     We impose a contingent deferred sales charge if you withdraw all or part of your contract value. We apply it to each of the premiums you paid within the past 7 years (adjusted for any prior withdrawals) or the amount you withdraw, whichever is less. We will not charge for the part of your first
     withdrawal each year that does not exceed 10% of the
     premiums you paid prior to the date of your withdrawal.
     The Fee Table and Examples do not include charges to
     contract owners for premium taxes. Premium taxes may be
     applicable. Refer to the "Premium Taxes" section in this
     Prospectus for further details.

B.   Annual Contract Administration Charge.......................    $30
     The contract administration charge will be assessed annually at the end of each contract year on or prior to the annuity date, or at full withdrawal if made other than on a contract anniversary.

C.  Variable Account Annual Expenses (as a percentage of account value)

Expense Risk Charge(a)......................................  0.50%
Mortality Risk Charge(b)....................................  0.75%
Distribution Expense Charge(b)..............................  0.05%
                                                              =====
Total Variable Account Annual Expenses......................  1.30%



D. Fund Expenses for the Year Ended December 31, 2001 (as a percentage of each Fund's average net assets)



                                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                        ----------------------------------------------------------------------------
                                        BASIC   CORE     GLOBAL     GLOBAL      HIGH
                          AMERICAN      VALUE   BOND   ALLOCATION   GROWTH     CURRENT     INDEX 500
   ANNUAL EXPENSES      BALANCED V.I.   V.I.    V.I.      V.I.       V.I.    INCOME V.I.     V.I.
   ---------------      -------------   -----   ----   ----------   ------   -----------   ---------
Investment Advisory
  Fees................       .55%        .60%   .43%       .65%       .75%       .48%         .30%
Other Expenses........       .13%        .08%   .08%       .10%       .13%       .10%         .10%
Total Annual Operating
  Expenses............       .68%        .68%   .51%       .75%       .88%       .58%         .40%



                                                                                      MERCURY
                                                                                     VARIABLE
                                                                                       TRUST
                                                                                     --------
                                                             RESERVE   SMALL CAP      MERCURY
                    ANNUAL                       LARGE CAP   ASSETS      VALUE     INTERNATIONAL
                   EXPENSES                      CORE V.I.    V.I.       V.I.       VALUE V.I.
                   --------                      ---------   -------   ---------   -------------
Investment Advisory Fees.......................     .45%       .50%       .75%          .75%
Other Expenses.................................     .08%       .28%       .08%          .26%
Total Annual Operating Expenses................     .53%       .78%       .83%         1.01%



EXAMPLES OF CHARGES


If you surrender the Contract at the end of the applicable time period:

       You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
American Balanced V.I. Fund..............   $68      $115      $163       $243
Basic Value V.I. Fund....................   $68      $115      $163       $243
Core Bond V.I. Fund......................   $66      $110      $154       $224
Global Allocation V.I. Fund..............   $68      $117      $166       $250
Global Growth V.I. Fund..................   $70      $121      $173       $263
High Current Income V.I. Fund............   $67      $112      $157       $232
Index 500 V.I. Fund......................   $65      $107      $148       $212
Large Cap Core V.I. Fund.................   $66      $111      $155       $227
Reserve Assets V.I. Fund.................   $69      $118      $168       $253
Small Cap Value V.I. Fund................   $69      $120      $170       $258
Mercury International Value
  V.I. Fund..............................   $71      $125      $180       $277



If you annuitize or do not surrender the Contract at the end of the applicable time period:


       You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
American Balanced V.I. Fund..............   $21       $66      $113       $243
Basic Value V.I. Fund....................   $21       $66      $113       $243
Core Bond V.I. Fund......................   $20       $60      $104       $224
Global Allocation V.I. Fund..............   $22       $68      $116       $250
Global Growth V.I. Fund..................   $23       $72      $123       $263
High Current Income V.I. Fund............   $20       $63      $107       $232

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Index 500 V.I. Fund......................   $18       $57      $ 98       $212
Large Cap Core V.I. Fund.................   $20       $61      $105       $227
Reserve Assets V.I. Fund.................   $22       $69      $118       $253
Small Cap Value V.I. Fund................   $23       $70      $120       $258
Mercury International Value
  V.I. Fund..............................   $25       $76      $130       $277



The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Variable Account as well as the Funds. The Examples also reflect the $30 contract administration charge as 0.0687% of average assets. See the "Charges and Deductions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

NOTES TO FEE TABLE

(a) The expense risk charge is stated as an annual percentage of the daily net asset value of the Variable Account. The rate indicated is for nonqualified Contracts. For qualified Contracts, the rate is 0.20%

(b) The mortality risk charge and the distribution expense charge are each stated as an annual percentage of the daily net asset value of the Variable Account.


You can find condensed financial information for the Merrill Lynch Life Variable Annuity Separate Account in Appendix A to this Prospectus.


                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

On October 1, 1991, Tandem Insurance Group, Inc. (adba Tandem Life Insurance Company) ("Tandem"), an affiliate of ours, merged into and with us. We are the surviving company. As a result of the merger, all of the contracts Tandem issued are now considered to have been issued by us. Contract owners maintain their identical coverage through us.

In addition, the Tandem Variable Annuity Separate Account was combined with the Variable Account, and its assets became the assets of the Variable Account. These assets are segregated from all of our other assets. The combination of accounts had no adverse impact on any contract owners, accumulation units, annuity units or annuity unit values.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE VARIABLE ACCOUNT

You may direct premiums into a segregated investment account available to the Contract. The Variable Account offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Variable Account on March 15, 1991. It is governed by Arkansas law, our state of domicile. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. The Variable Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Variable Account. The Variable Account's income, gains, and losses, whether or not realized, derived from its assets are credited to or charged against the Variable Account without regard to our other income, gains or losses. The assets in the Variable Account will always be at least equal to its reserves and other liabilities. If the Variable Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Variable Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Variable Account be charged with any liabilities of any other account.

THE REINSURANCE AGREEMENT


On March 22, 1991, we and certain affiliated life insurance companies entered into an assumption reinsurance agreement with Family Life Insurance Company ("FLIC") relating to various policies including the FLIC Contracts. The assumption reinsurance of the FLIC Contracts took place in several transactions. Commencing on September 1, 1991, the Variable Account acquired the assets of the Merrill Lynch Variable Annuity Account of FLIC in connection with the assumption reinsurance of certain of FLIC's variable annuity contracts.


The FLIC Contracts, which participated in FLIC's Merrill Lynch Variable Annuity Account, are identical to the Contracts described in this Prospectus, except that the FLIC Contracts provided for a higher mortality risk charge (.80% annually under the FLIC Contracts versus .75% annually under the Contracts described in this Prospectus), but no distribution expense charge. Pursuant to the agreement, FLIC agreed to transfer and we agreed to assume on an assumption reinsurance basis all of FLIC's obligations and liabilities under certain of the Contracts to the maximum extent permitted by law. To reflect our assumption of the FLIC Contracts, we have issued a certificate of assumption to the owners of the FLIC Contracts informing them of our assumption of FLIC's liabilities under the Contract and of the change in the components of the charges against separate account assets.

At such time as we assumption reinsured Contracts, assets held in FLIC's Merrill Lynch Variable Annuity Account equal to the contract liabilities attributable to the variable portion of the Contract were transferred to the Variable Account. Thereafter, the contract owner deals directly with us and future premiums are forwarded directly to us. The assumption reinsurance of the FLIC Contracts did not change the number of accumulation or annuity units credited under the Contracts or the value of such units, which will continue to be affected only by the investment performance of the Funds. Contract values are the same as they would have been had the assumption reinsurance transaction not occurred, and there are no adverse tax consequences to a contract owner as a result of the assumption reinsurance of his or her Contract.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 11 subaccounts currently available through the Variable Account. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds") or the Mercury Variable Trust (the "Mercury Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS


GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Fund prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered in the future to certain pension or retirement plans.



The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.



Generally, you should consider the Funds long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.



MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Variable Account Class A shares of 10 of its separate investment mutual fund portfolios.


Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $515 billion in investment company and other portfolio assets under management as of the end of February, 2002. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08535. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



AMERICAN BALANCED V.I. FUND (FORMERLY, THE AMERICAN BALANCED FUND). This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



BASIC VALUE V.I. FUND (FORMERLY, THE BASIC VALUE FOCUS FUND). This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



CORE BOND V.I. FUND (FORMERLY, THE CORE BOND FOCUS FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.

GLOBAL ALLOCATION V.I. FUND (FORMERLY, THE GLOBAL ALLOCATION FOCUS FUND). This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.



GLOBAL GROWTH V.I. FUND (FORMERLY, THE GLOBAL GROWTH FOCUS FUND). This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.



HIGH CURRENT INCOME V.I. FUND (FORMERLY, THE HIGH CURRENT INCOME FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.



INDEX 500 V.I. FUND (FORMERLY, THE INDEX 500 FUND). This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



LARGE CAP CORE V.I. FUND (FORMERLY, THE LARGE CAP CORE FOCUS FUND). This Fund seeks to achieve high total investment return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stock of companies the adviser selects from among those included in the Russell 1000 Index(R).



RESERVE ASSETS V.I. FUND (FORMERLY, THE RESERVE ASSETS FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. Although the Reserve Assets V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Reserve Assets V.I. Subaccount also may become extremely low and possibly negative.



SMALL CAP VALUE V.I. FUND (FORMERLY, THE SMALL CAP VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing primarily in common stocks of relatively small companies that management of the Merrill Variable Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



MERCURY VARIABLE TRUST (FORMERLY, THE MERCURY HW VARIABLE TRUST)



Mercury Variable Trust ("Mercury Trust") (formerly, the "Mercury HW Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers the Variable Account shares of one of its portfolios.



Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Mercury International Value V.I. Fund and generally administers the affairs of the Mercury Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. Merrill Lynch Asset

Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the sub-advisory fee, not the Mercury International Value V.I. Fund. Mercury Advisors has agreed to limit the annual operating expenses for the Large Cap Growth V.I. Fund to 1.25% of its average net assets. A summary of the investment objective and strategy for this Fund is set forth below.



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY, THE MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO). The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Variable Account are automatically reinvested at net asset value in additional shares of the Funds.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE VARIABLE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Merrill Variable Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Variable Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also make additional subaccounts available to the Variable Account, eliminate subaccounts in the Variable Account, deregister of the Variable Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Under the Contract you may also allocate your premiums (and transfer contract values) to the Fixed Account. In the Fixed Account, your premiums accumulate at a guaranteed interest rate, and become part of our general account. For some qualified contracts, you may also take loans based on Fixed Account contract values. Your interests arising from the allocation of premiums or the transfer of contract values to the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, the Fixed Account contract values are not subject to the provisions that would apply if registration under such acts were required.

We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY RISK CHARGE


We impose a mortality risk charge on the Variable Account. It equals 0.75% annually. We deduct it daily from the net asset value of each subaccount prior to the annuity date.


If this charge is inadequate to cover the actual cost of the mortality risk, we will bear the loss. If the charge exceeds the actual cost, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

EXPENSE RISK CHARGE

We deduct an expense risk charge from the Variable Account to compensate us for assuming the risk that our actual expenses for administering the Contract will not increase. We compute this charge and deduct it on a daily basis from each subaccount.

       - For nonqualified Contracts, we deduct an annual charge equal to 0.50% of the Variable Account's daily net asset value.
       - For qualified Contracts, we deduct an annual charge equal to 0.20% of the Variable Account's daily net asset value.

If this charge is insufficient to cover the actual cost of our expense risk, we will bear the loss. If the charge is more than the actual cost of our expense risk, it will be part of our profit. This charge will not change.

DISTRIBUTION EXPENSE CHARGE

We anticipate that the cost of distributing the Contracts will be greater than the amount we receive from the contingent deferred sales charge. Therefore, we deduct a distribution expense charge from the Variable Account to compensate us for some of the distribution costs we incur. We deduct an annual charge equal to 0.05% of the Variable Account's daily net asset value. We compute this charge and deduct it daily from each subaccount.

SALES CHARGE

       WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge when you withdraw all or part of your contract value. However, up to 10% of the sum of your premiums will not be subject to such a charge if withdrawn as part of the first withdrawal of the contract year. We will not impose this charge on death benefits we pay upon the death of the annuitant or contract owner.

       AMOUNT OF CHARGE

The charge is equal to the lesser of:

       - 5% of the sum of the premiums you pay within 7 years prior to the date of withdrawal (adjusted for any prior withdrawals); or
       - 5% of the amount you withdraw.

The cumulative sum of all contingent deferred sales charges we make within 7 years prior to the date you make a withdrawal will never be more than 5% of the sum of all premiums you make during the same period. We will deem that you make withdrawals first from premiums you paid on a first-in, first out basis, and then from any gain. The cumulative sum of the contingent deferred sales charges will never exceed 5% of your total premiums.

We may reduce the contingent deferred sales charge for Contracts we sell to a trustee, employer, or similar party pursuant to a retirement plan, or for a similar arrangement for Contracts we sell to a group of individuals if such program results in a savings of sales expenses. The amount of the reduction will depend on factors such as the size of the group, the total amount of premiums, and other relevant factors that might tend to reduce expenses we incur in connection with such sales. We will not impose this reduction in a discriminatory manner.

(See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT ADMINISTRATION CHARGE


We charge $30 each year to reimburse us for costs associated with the administration of the Contract. We deduct the charge from your contract value at the end of each contract year on or prior to the annuity date, and if you make a full withdrawal on any day other than a contract anniversary. This charge covers such expenses as:


       - issuing contracts,
       - maintaining contract owner records,
       - accounting,
       - valuation,
       - regulatory compliance, and
       - reporting.

This charge will never increase.

WAIVER OF CHARGES

Where state law permits, we will waive the contingent deferred sales charge and the contract administration charge for Contracts we issue to a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for the benefit of a group of individuals.

       - The initial premium must be at least $500,000, and
       - The contract owner must agree to a Contract endorsement prohibiting the allocation of premiums, and the transfer of values to the Fixed Account.

PAYMENTS OF CHARGES AND DEDUCTIONS

We compute and deduct the expense risk charge, the mortality risk charge, and the distribution expense charge from each Variable Account subaccount for each day the Contract is in force. We deduct the contract administration charge and the contingent deferred sales charge from the Fixed Account and from each Variable Account subaccount in the ratio of your interest in each to your contract value.

FUND EXPENSES


In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the attached prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.


PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the annuitant will be the contract owner. A contract owner who is not also the annuitant may designate a contingent owner. A contract owner who is also the annuitant may only designate his or her spouse as a contingent owner. A contingent owner becomes the contract owner if the contract owner dies and the Contract continues in force. You may generally transfer ownership of your Contract to a new owner. Such transfer cancels any designation of a contingent owner, but does not affect the designation of a beneficiary. If we issue the Contract pursuant to a qualified plan, however, you may not assign, pledge, or transfer it, unless permitted by law. A collateral assignment does not change contract ownership. A collateral assignee's rights have priority over a beneficiary's. You should consult a competent tax advisor before you make any designations, transfers or assignments because these transactions may result in adverse tax consequences.

ISSUING THE CONTRACT

       INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. You must complete and return a written Contract application. Once we review and approve that application, and you pay the initial premium, we'll issue a Contract. Generally, we'll do this and invest the premium within two business days. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.


       TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund your premiums allocated to the Fixed Account, plus your contract value in the Variable Account as of the date you return the Contract.

PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS


Initial premium payments must be $1,500 or more on a nonqualified Contract and $10 or more on a qualified Contract. Subsequent premium payments must be $300 or more ($50 in Tennessee) for nonqualified Contracts, and $10 or more for qualified Contracts. You can make them at any time before the annuity date without giving us prior notice. We must consent to subsequent premiums for tax sheltered annuities, where you have made a prior withdrawal from the Contract. The Contract will not be in default if you do not pay subsequent premiums. Maximum annual contributions to IRA Contracts are limited by federal law. We reserve the right to reject premium payments, if required by law.


       PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into the Variable Account in the Reserve Assets V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the Variable Account subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.)


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value of a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?


We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract administration charge, any contingent deferred sales charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?


We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any sales charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience. Instead, the investment experience is reflected in the accumulation unit value.



When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.


The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing (a) by (b) and subtracting (c):

       - Where (a) is:

              The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period; plus

              The per-share amount of any dividend or capital gain distributions made by the Fund if the "ex-dividend" date occurs in the valuation period.

       - Where (b) is:

              The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

       - Where (c) is:

              The sum of the daily expense risk charge, the daily mortality risk charge and the daily distribution expense charge. For nonqualified Contracts, these charges equal 1.30% annually, and for qualified Contracts they equal 1.00% annually, of the daily net asset value of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. We may adjust the net investment factor to make provisions for any change in the law that requires us to pay tax on capital gains in the Variable Account.

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

BENEFICIARY

You name the beneficiary in the application. If the contract owner is not the annuitant, there may be one beneficiary to receive payment on the annuitant's death and a different beneficiary to receive payment on the contract owner's death. Unless you irrevocably designate a beneficiary, you may change the beneficiary during the annuitant's or the contract owner's lifetime. The estate or heirs of a beneficiary who dies before payment is due have no rights under the Contract. If no beneficiary survives when payment is due, we will make payment to the contract owner or to the contract owner's estate.

TRANSFERS

You may transfer all or part of your contract value among the Fixed Account and the Variable Account subaccounts, subject to the following restrictions:

       - You may not make a transfer from one Variable Account subaccount to another within 30 days of the date of issue or within 30 days of a prior transfer.
       - You may not make a transfer from the Fixed Account to any Variable Account subaccount within six months of the date of issue or within six months of any prior transfer to the Fixed Account, except for one transfer from the Fixed Account to the Variable Account subaccounts in January of each year.
       - Transfers from the Variable Account to the Fixed Account must be at least 30 days apart.
       - You may not make any transfers between the Fixed Account and the Variable Account after the annuity date.

You may request transfers in writing or by telephone. Transfer requests may also be made through your Merrill Lynch Financial Advisor. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

WITHDRAWALS

       WHEN AND HOW WITHDRAWALS ARE MADE

You may withdraw all or part of your contract value, less any charges. We must receive your election prior to the annuity date or the annuitant's death, whichever is earlier. Under certain qualified plans, your spouse may have to consent to the withdrawal.

When we receive your election, we will cancel the number of accumulation units necessary to equal the dollar amount of your withdrawal plus any contingent deferred sales charge or administration charge. Unless you direct us otherwise, withdrawals will be taken from the Fixed Account and the Variable Account subaccounts in the same proportion as your value in the Fixed Account and the Variable Account subaccounts from which the withdrawal is made bears to your contract value. We will base withdrawals and related charges on values for the valuation period in which we receive your election (and the Contract if required) at our Service Center.


You may make a withdrawal request in writing to our Service Center. We may defer payments of withdrawals (see "Payment to Contract Owners"). Withdrawals under tax sheltered annuities are restricted. Withdrawals are subject to tax, and prior to age 59 1/2 may also be subject to a 10% federal penalty tax or more. (See "Federal Income Taxes".)


       MINIMUM AMOUNTS

The minimum amount that you may withdraw for a partial withdrawal is $500. At least $500 must remain in the Contract after you make a withdrawal, or we will not permit the partial withdrawal.

       SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we receive your election, minus any applicable contingent deferred sales charge or contract administration charge. (See "Charges and Deductions".)


Surrenders are subject to tax, and prior to age 59 1/2 may also be subject to a 10% federal penalty tax or more. Surrenders of tax sheltered annuities are restricted. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your request. However, we may delay any payment, or delay processing any transfer request if:

       (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;
       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Variable Account or to determine their value; or
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders.


If mandated under applicable law, we may be required to block a contract owner's account and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.


DEATH BENEFIT

If either the annuitant or a contract owner dies prior to the annuity date, we will pay to the beneficiary (once we receive due proof of death) the greater of:

       - the sum of all premiums (adjusted for any withdrawals), or
       - the contract value for the valuation period in which we receive such proof at our Service Center.

The death benefit is determined as of the date we receive certain information at our Service Center. We call this due proof of death. It consists of the beneficiary statement, a certified death certificate, and any additional documentation we need to process a claim.

An annuitant's beneficiary may generally choose a lump sum payment or payment under any of the annuity options of the Contract. However, if any owner is not an individual or if the deceased annuitant was an owner, the annuitant's beneficiary must take distribution of the death benefit in accordance with the contract owner beneficiary distribution rules that follow.

A deceased contract owner's surviving spouse who is a contract owner's beneficiary may choose a lump sum or payment under any of the Contract's annuity options. If a deceased contract owner's surviving spouse is both the contract owner's beneficiary and a contingent owner, he or she may choose to continue the Contract in force after the contract owner's death.

A contract owner's beneficiary, who is not the deceased contract owner's surviving spouse, may choose:

       (a) a lump sum, which must be paid within five years of the contract owner's death,
       (b) a life annuity option, or
       (c) a life annuity option with guaranteed payments or a fixed period annuity option, where the period required for full distribution of the payments guaranteed does not exceed the beneficiary's life expectancy.

Payment under (b) and (c) must start within one year of the contract owner's death.

If either the annuitant or a contract owner dies after the annuity date, we will continue to pay, pursuant to the annuity option in force at the date of death, any guaranteed amounts remaining unpaid, unless the beneficiary chooses to receive the present value of the remaining guaranteed payments in a lump sum.

Other rules may apply to qualified Contracts.


Death Benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").


ANNUITY PAYMENTS

A variable annuity is an annuity with payments that are not predetermined as to dollar amount. Payments will vary according to the investment results of the applicable subaccount. We will make annuity payments to you unless you specify otherwise in writing. You may or may not be the annuitant; you make the choice in the application.


You may select the annuity date and an annuity option in your application. We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. Contract owners may select from a variety of annuity payment options, as outlined below in "Annuity Options," or any other option satisfactory to you and to us. If you don't choose an annuity option, the annuity date will be the first day of the next month after the annuitant's 75(th) birthday and we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. For qualified Contracts other than IRAs, the annuity date may not be later than April 1 of the calendar year after the later of the calendar year in which the annuitant attains age 70 1/2 or retires. For IRAs (or if the annuitant is a "5 percent owner" as described in the Internal Revenue Code ("IRC")), the annuity date generally may not be later than April 1 of the calendar year after the calendar year in which the annuitant attains age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements. You may change the annuity option, or annuity date, by telephone or by written notice before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.



We will make annuity payments monthly. You may elect quarterly, semi-annual or annual payments, in which case we will base the calculation of the periodic annuity payments on the monthly amount adjusted by a factor that takes into account the longer interval between payments. If the net contract value (i.e., contract value minus premium tax) to be applied at the annuity date is less than $5,000 ($3,500 for qualified Contracts) we may cash out your contract in a lump sum. If any annuity payment would be less than $50 (or a different amount if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law).


FIRST VARIABLE ANNUITY PAYMENT

We determine the dollar amount of the first monthly annuity payment by applying your interest in the Variable Account, less any premium taxes, to the annuity table for the annuity option chosen. The annuity tables are in the Contract. We base the tables on the 1983 Table "a" for Individual Annuity Valuation with interest at an annual rate of 4%.

To determine the dollar amount of the first monthly annuity payment for each $1,000 we apply under an annuity option, the Contract contains a formula to adjust the annuitant's age based on the annuity date. If the annuity date was between the years 1990 and 1999, we reduced the annuitant's age by one year. If the annuity date is between the years 2000 and 2009, we reduce the annuitant's age by two years. For each decade thereafter the annuitant's age is reduced by one additional year. The maximum age adjustment is five years.

An age adjustment results in a reduction in the monthly annuity payments that we would otherwise make. It may be advantageous for you to designate an annuity date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, annuity payment rates for an annuitant with an annuity date in the year 2000 would have been the same as those for the year 1999, even though the annuitant was one year older, because we will reduce the annuitant's age an additional year in the new decade.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

Subsequent variable annuity payments will vary in amount according to the investment performance of the Variable Account subaccounts to which you have allocated contract value. The amount of subsequent annuity payments, which may change from month to month, is equal to the number of annuity units for each subaccount you choose, multiplied by the value of an annuity unit for such subaccount for the valuation period in which payment is due. We guarantee that variations in expenses or mortality experience will not affect the amount of each subsequent annuity payment.

ANNUITY UNITS

The number of annuity units for each applicable subaccount, is the amount of the first monthly annuity payment attributable to that subaccount divided by the value of an annuity unit for that subaccount as of the annuity date. We base the amount of the first payment attributable to a subaccount on the ratio of your interest in that subaccount at the annuity date to your interest in all subaccounts. The number will not change as a result of investment experience.

For each subaccount, we set the value of an annuity unit at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between us and FLIC. The value may increase or decrease from one valuation period to the next. For any valuation period, the value of an annuity unit for a particular subaccount is the value of an annuity unit for that subaccount for the last prior valuation period multiplied by the net investment factor for that subaccount for the current valuation period. We multiply the result by a factor to neutralize the assumed investment rate of 4% built into the annuity table.

                            ASSUMED INVESTMENT RATE

We build a 4% annual assumed investment rate into the annuity tables in the Contract. A higher assumption would mean a higher first annuity payment, but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% annually, annuity payments will be level.

ANNUITY OPTIONS


We currently provide the following annuity payment options. Unless you elect to receive variable annuity payments, after the annuity date, your Contract does not participate in the performance of the Accounts. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.


PAYMENTS FOR A FIXED PERIOD

We will make payments for a period you select of at least five years. With respect to the Variable Account only, this option is not available until 3 years after you make the last premium payment for this Contract. You may elect to receive the present value of the remaining payments, computed at 4% annual interest, in a lump sum. We will consider a lump sum payment a withdrawal, and a contingent deferred sales charge may apply. The contingent deferred sales charge does not apply to any other variable annuity option. We will continue to deduct the mortality and expense risk charge under this option (as other options) even though we assume no mortality risk.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the guaranteed period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the guaranteed period, the beneficiary may elect to receive the present value of the remaining guaranteed payments (computed at the interest in effect when annuity payments began) in a lump sum.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

PROOF OF AGE, SEX AND SURVIVAL

We may require proof of age, sex or survival of any person upon whose continuation of life annuity payments depend.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in an annuity as part of a pension plan, employer-sponsored retirement program, or an individual retirement annuity, your contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified Contract. The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. The ultimate effect of federal income taxes on the amounts held under an annuity contract, on annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax status of the individual concerned and on our tax status.


TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the IRC and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts

---------------
*These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the contract.


Required Distributions. To qualify as an annuity Contract under section 72(s) of the IRC, a nonqualified Contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used where the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary and contingent owner, he or she can continue the Contract when such contract owner dies.



The Contract is designed to comply with section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.


Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

In General. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.


The following discussion applies generally to Contracts owned by a natural person:


Partial Withdrawals and Surrenders. When a withdrawal from a Contract occurs, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to qualified Contracts.


If you withdraw your entire accumulation under a Contract, you will be taxed only on the part that exceeds your investment in the Contract.


Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. For a Contract issued as a qualified Contract, your investment in the Contract may be zero.

Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because an owner or annuitant has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1) on or after you reach age 59 1/2;
(2) after you die (or after the annuitant dies, if the owner isn't an individual)
(3) after you become disabled; or
(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.


Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified Contract. You should consult a tax advisor with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, designating a payee or other beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. There may be restrictions on the transfer or assignment of a qualified Contract. If you're thinking about any of those transactions, contact a tax advisor.


WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions. Other rules may apply to qualified Contracts.


MULTIPLE CONTRACTS


All nonqualified deferred annuity Contracts that we (or our affiliates) issued to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to tax and the ten percent penalty discussed above.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.



POSSIBLE CHARGE FOR OUR TAXES


Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


FOREIGN TAX CREDITS



To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

                        TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)


IRAs, as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.


SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

SEP IRAs may be established by employers under section 408(k) of the IRC to provide IRA contributions on behalf of their employees. In addition to all of the general rules of the IRC governing IRAs, such plans are subject to certain requirements regarding participation and amounts of contributions.

ROTH IRAS


A Contract may be held by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash, up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Section 401(a) of the IRC allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the owner or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

TAX SHELTERED ANNUITIES


Tax sheltered annuities under section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


OTHER TAX ISSUES

Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.


Total annual contributions to all of an individual's IRA and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. Except for "eligible rollover distributions," the owner will be provided the opportunity to elect not have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a) plans, 403(a) annuities, and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the IRC or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

Generally for all notices and elections under the Contract to be effective:

     - we must receive them at our Service Center;
     - they must be in writing; and
     - the proper party must sign them.

You may make reallocations, account transfers, and changes of annuity date or annuity option in writing or by telephone once we receive a proper telephone transfer authorization. We are not responsible for their validity. If acceptable to us, notices or elections relating to beneficiaries and ownership will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status.


You should protect your personal identification number (PIN), because telephone transactions will be available to anyone who provides your PIN. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

CONTRACT AMENDMENT

We may amend the Contract at any time to conform it to any law, regulation or ruling issued by any government agency to which the Contract is subject.

VOTING RIGHTS

We will vote all Fund shares held in the Variable Account at any special meetings of the Fund's shareholders according to instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We will also vote shares not attributable to the Contracts in the same proportion as shares in the respective subaccounts for which we receive instructions. Prior to the annuity date, we determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. After the annuity date, we'll determine the number of shares for each Fund for which you may give voting instructions by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of that Fund. The votes attributable to a Contract will decrease as the reserves underlying the Contract decrease. We may vote Fund shares in our own right if laws change to permit us to do so.

We will determine the number of Fund shares for which you may give voting instructions as of a date that we choose. This date will not be more than 90 days prior to the Fund's meeting.

We will give you periodic reports relating to the Funds in which you have a voting interest. These reports will include proxy material and a form with which to give voting instructions.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the total contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.


Registered representatives (Financial Advisors) of MLPF&S sell the contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Advisors. The maximum commission paid to a Financial Advisor is 2.6% of each premium. In addition, on the annuity date, the Financial Advisor will receive additional compensation of up to 1.5% of contract value. Financial Advisors may also be paid additional annual compensation of up to 0.13% of contract value.

The maximum commission we will pay to Merrill Lynch Life Agencies to be used to pay commissions to Financial Advisors is 5.0% of each premium and up to 0.10% of contract value.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips, and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owner or the Variable Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Variable Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001. They've also audited financial statements of the Variable Account as of December 31, 2001 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

     Principal Underwriter

     Financial Statements

     Administrative Services Arrangements

     Financial Statements of Merrill Lynch Life Variable Annuity Separate
Account

     Financial Statements of Merrill Lynch Life Insurance Company

                                   APPENDIX A


                        CONDENSED FINANCIAL INFORMATION+



              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      SCHEDULE OF ACCUMULATION UNIT VALUES



            FOR THE PERIOD JANUARY 1, 1992 THROUGH DECEMBER 31, 2001


         NONQUALIFIED              1992          1993          1994          1995          1996          1997         1998
          CONTRACTS:               ----          ----          ----          ----          ----          ----         ----

American Balanced V.I. Fund
 January 1 value..............        14.34         14.96         16.76         15.85         18.91         20.48       23.68
 December 31 value............        14.96         16.76         15.85         18.91         20.48         23.68       26.54
 Total units outstanding at
   December 31................    309,664.2     344,819.9     282,733.9     237,332.7     225,557.1     184,125.0   147,419.9

Basic Value V.I. Fund
 January 1 value..............                                                                 0.00          9.83       11.71
 December 31 value............                                                                 9.83         11.71       12.65
 Total units outstanding at
   December 31................                                                             17,412.4     147,773.7   157,487.7

Core Bond V.I. Fund
 January 1 value..............        26.86         28.45         31.46         29.57         35.07         35.38       37.94
 December 31 value............        28.45         31.46         29.57         35.07         35.38         37.94       40.40
 Total units outstanding at
   December 31................    667,898.6     741,333.5     610,532.0     510,791.1     488,173.0     396,073.2   326,897.5

Flexible Strategy Fund
 January 1 value..............        17.06         17.55         20.07         18.98         21.99             *           *
 December 31 value............        17.55         20.07         18.98         21.99             *             *           *
 Total units outstanding at
   December 31................  1,526,734.4   1,689,884.9   1,451,982.2   1,178,582.2           0.0           0.0         0.0

Global Allocation V.I. Fund
 January 1 value..............                                                                 0.00         10.06       11.12
 December 31 value............                                                                10.06         11.12       11.95
 Total units outstanding at
   December 31................                                                          2,546,221.8   2,163,814.8   1,551,157.9

Global Growth V.I. Fund
 January 1 value**............                                                                                          10.00
 December 31 value............                                                                                          10.74
 Total units outstanding at
   December 31................                                                                                        9,811.2

High Current Income V.I. Fund
 January 1 value..............        30.51         36.15         42.06         40.03         46.32         50.87       55.74
 December 31 value............        36.15         42.06         40.03         46.32         50.87         55.74       53.33
 Total units outstanding at
   December 31................    182,229.2     245,495.0     198,985.9     175,671.0     161,397.6     134,635.7   111,675.5

Index 500 V.I. Fund
 January 1 value..............                                                                 0.00         10.12       13.27
 December 31 value............                                                                10.12         13.27       16.81
 Total units outstanding at
   December 31................                                                              4,257.5     135,036.0   268,216.4

         NONQUALIFIED             1999        2000        2001
          CONTRACTS:              ----        ----        ----
American Balanced V.I. Fund
 January 1 value..............      26.54       28.49       27.65
 December 31 value............      28.49       27.65       25.28
 Total units outstanding at
   December 31................  109,745.7    76,885.2    75,529.5
Basic Value V.I. Fund
 January 1 value..............      12.65       15.12       16.82
 December 31 value............      15.12       16.82       17.31
 Total units outstanding at
   December 31................  190,653.8   133,736.4   131,825.8
Core Bond V.I. Fund
 January 1 value..............      40.40       38.94       42.29
 December 31 value............      38.94       42.29       44.53
 Total units outstanding at
   December 31................  233,789.6   155,249.1   138,688.7
Flexible Strategy Fund
 January 1 value..............          *           *           *
 December 31 value............          *           *           *
 Total units outstanding at
   December 31................        0.0         0.0         0.0
Global Allocation V.I. Fund
 January 1 value..............      11.95       14.32       12.78
 December 31 value............      14.32       12.78       11.50
 Total units outstanding at
   December 31................  1,188,725.1 944,527.3   710,674.1
Global Growth V.I. Fund
 January 1 value**............      10.74       14.70       12.34
 December 31 value............      14.70       12.34        9.37
 Total units outstanding at
   December 31................   22,336.1    85,695.4    52,613.7
High Current Income V.I. Fund
 January 1 value..............      53.33       55.78       51.16
 December 31 value............      55.78       51.16       52.53
 Total units outstanding at
   December 31................   77,158.8    50,930.1    39,197.5
Index 500 V.I. Fund
 January 1 value..............      16.81       19.99       17.89
 December 31 value............      19.99       17.89       15.49
 Total units outstanding at
   December 31................  398,282.4   300,879.7   217,578.4



 + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.



 * Effective following the close of business on December 6, 1996, the Flexible Strategy Focus Fund was merged with and into the Global Allocation V.I. Fund.



** The Global Growth V.I. Fund became available for allocations of premiums and contract value following the close of business on June 5, 1998.

         NONQUALIFIED              1992          1993          1994          1995          1996          1997         1998
          CONTRACTS:               ----          ----          ----          ----          ----          ----         ----

International Equity Focus
 Fund***
 January 1 value..............                                                                 0.00         10.05        9.47
 December 31 value............                                                                10.05          9.47       10.08
 Total units outstanding at
   December 31................                                                                723.7      19,276.6    11,110.1

Large Cap Core V.I. Fund
 January 1 value..............        37.30         37.81         42.76         41.71         50.48         58.75       71.74
 December 31 value............        37.81         42.76         41.71         50.48         58.75         71.74       81.85
 Total units outstanding at
   December 31................    681,947.8     790,434.5     701,903.6     648,031.6     596,734.7     505,746.5   392,645.2

Natural Resources Focus Fund
 January 1 value..............        10.28         10.29         11.22         11.23         12.49         14.00       12.09
 December 31 value............        10.29         11.22         11.23         12.49         14.00         12.09       10.11
 Total units outstanding at
   December 31................    50,350.70      97,956.9      92,609.5      81,046.5      69,028.9      52,717.5    33,137.6

Reserve Assets V.I. Fund
 January 1 value..............        19.38         19.76         20.04         20.54         21.41         22.23       23.08
 December 31 value............        19.76         20.04         20.54         21.41         22.23         23.08       23.95
 Total units outstanding at
   December 31................    542,420.0     437,996.5     492,365.6     350,130.6     297,045.1     214,402.3   188,659.8

Small Cap Value V.I. Fund
 January 1 value..............        20.73         20.35         23.66         21.66         31.20         33.30       36.72
 December 31 value............        20.35         23.66         21.66         31.20         33.30         36.72       33.90
 Total units outstanding at
   December 31................    310,826.6     336,594.9     314,670.5     324,219.4     301,378.9     215,656.9   161,911.5

Mercury International Value
 V.I. Fund***
 April 28 (commencement)
 January 1 value..............
 December 31 value............
 Total units outstanding at
   December 31................

         NONQUALIFIED             1999        2000        2001
          CONTRACTS:              ----        ----        ----
International Equity Focus
 Fund***
 January 1 value..............      10.08       13.69       11.18
 December 31 value............      13.69       11.18         ***
 Total units outstanding at
   December 31................   18.420.5    13,890.6         0.0
Large Cap Core V.I. Fund
 January 1 value..............      81.85      106.19       94.50
 December 31 value............     106.19       94.50       86.39
 Total units outstanding at
   December 31................  314,985.2   252,218.2   220,574.5
Natural Resources Focus Fund
 January 1 value..............      10.11       12.65       17.38
 December 31 value............      12.65       17.38       15.27
 Total units outstanding at
   December 31................   21,121.6    19,203.0    15,361.5
Reserve Assets V.I. Fund
 January 1 value..............      23.95       24.76       25.89
 December 31 value............      24.76       25.89       26.53
 Total units outstanding at
   December 31................  162,008.1   118,417.6   107,982.1
Small Cap Value V.I. Fund
 January 1 value..............      33.90       44.89       50.85
 December 31 value............      44.89       50.85       65.19
 Total units outstanding at
   December 31................  107,763.6    82,506.6    74,087.2
Mercury International Value
 V.I. Fund***
 April 28 (commencement)
 January 1 value..............                                ***
 December 31 value............                               8.89
 Total units outstanding at
   December 31................                           12,679.0



 *** Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds was merged with and into the Mercury International Value V.I. Fund of the Mercury Trust.

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT+
                      SCHEDULE OF ACCUMULATION UNIT VALUES



            FOR THE PERIOD JANUARY 1, 1992 THROUGH DECEMBER 31, 2001




                                   1992          1993          1994          1995          1996          1997          1998
     QUALIFIED CONTRACTS:          ----          ----          ----          ----          ----          ----          ----

American Balanced V.I. Fund
 January 1 value..............        14.49         15.17         17.04         16.17         19.34         21.01         24.36
 December 31 value............        15.17         17.04         16.17         19.34         21.01         24.36         27.39
 Total units outstanding at
   December 31................    155,312.1     200,913.9     171,872.9     154,870.7     162,879.1     108,485.8     103,834.0

Basic Value V.I. Fund
 January 1 value..............                                                                 0.00          9.83         11.74
 December 31 value............                                                                 9.83         11.74         12.73
 Total units outstanding at
   December 31................                                                             27,787.1      76,376.9     126,510.4

Core Bond V.I. Fund
 January 1 value..............        27.90         29.64         32.87         30.98         36.86         37.30         40.12
 December 31 value............        29.64         32.87         30.98         36.86         37.30         40.12         42.84
 Total units outstanding at
   December 31................    478,220.2     477,582.5     358,718.0     303,333.0     287,481.4     253,147.8     228,232.5

Flexible Strategy Fund
 January 1 value..............        17.35         17.90         20.53         19.47         22.63             *             *
 December 31 value............        17.90         20.53         19.47         22.63             *             *             *
 Total units outstanding at
   December 31................  1,085,349.8   1,225,420.9   1,076,826.3     934,036.1           0.0           0.0           0.0

Global Allocation V.I. Fund
 January 1 value..............                                                                 0.00         10.07         11.16
 December 31 value............                                                                10.07         11.16         12.03
 Total units outstanding at
   December 31................                                                          1,987,382.0   1,738,999.2   1,319,815.2

Global Growth V.I. Fund
 January 1 value**............                                                                                            10.00
 December 31 value............                                                                                            10.76
 Total units outstanding at
   December 31................                                                                                          5,875.7

High Current Income V.I. Fund
 January 1 value..............        32.22         38.29         44.68         42.65         49.49         54.52         59.92
 December 31 value............        38.29         44.68         42.65         49.49         54.52         59.92         57.50
 Total units outstanding at
   December 31................     73,582.5      93,456.4      92,839.7      79,516.1      73,108.5      61,583.9      62,432.7

Index 500 V.I. Fund
 January 1 value..............                                                                 0.00         10.12         13.31
 December 31 value............                                                                10.12         13.31         16.91
 Total units outstanding at
   December 31................                                                                 0.00      76,239.7     168,861.5

                                   1999          2000          2001
     QUALIFIED CONTRACTS:          ----          ----          ----
American Balanced V.I. Fund
 January 1 value..............        27.39         29.49         28.70
 December 31 value............        29.49         28.70         26.32
 Total units outstanding at
   December 31................     89,104.9      76,449.7      66,255.2
Basic Value V.I. Fund
 January 1 value..............        12.73         15.26         17.02
 December 31 value............        15.26         17.02         17.57
 Total units outstanding at
   December 31................    144,402.0     107,790.1     109,684.3
Core Bond V.I. Fund
 January 1 value..............        42.84         41.42         45.12
 December 31 value............        41.42         45.12         47.65
 Total units outstanding at
   December 31................    189,744.9     149,009.1     140,503.4
Flexible Strategy Fund
 January 1 value..............            *             *             *
 December 31 value............            *             *             *
 Total units outstanding at
   December 31................          0.0           0.0           0.0
Global Allocation V.I. Fund
 January 1 value..............        12.03         14.45         12.93
 December 31 value............        14.45         12.93         11.67
 Total units outstanding at
   December 31................  1,026,932.2     875,438.6     724,211.0
Global Growth V.I. Fund
 January 1 value**............        10.76         14.77         12.43
 December 31 value............        14.77         12.43          9.47
 Total units outstanding at
   December 31................     16,473.4      43,284.6     29,632.61
High Current Income V.I. Fund
 January 1 value..............        57.50         60.31         55.49
 December 31 value............        60.31         55.49         57.14
 Total units outstanding at
   December 31................     42,841.4      28,972.5      25,894.0
Index 500 V.I. Fund
 January 1 value..............        16.91         20.18         18.10
 December 31 value............        20.18         18.10         15.72
 Total units outstanding at
   December 31................    245,765.1     199,995.9     177,002.4



 + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.



 * Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Allocation V.I. Fund.



** The Global Growth V.I. Fund became available for allocations of premiums and contract value following the close of business on June 5, 1998.

                                   1992          1993          1994          1995         1996         1997          1998
     QUALIFIED CONTRACTS:          ----          ----          ----          ----         ----         ----          ----

International Equity Focus
 Fund***
 January 1 value..............                                                               0.00         10.05          9.50
 December 31 value............                                                              10.05          9.50         10.14
 Total units outstanding at
   December 31................                                                              529.5       8,726.1      13,072.1

Large Cap Core V.I. Fund
 January 1 value..............        40.29         40.96         46.46         45.45       55.18         64.41         78.88
 December 31 value............        40.96         46.46         45.45         55.18       64.41         78.88         90.27
 Total units outstanding at
   December 31................    457,836.2     516,176.0     469,259.2     412,217.8   395,390.6     337,738.4     301,125.0

Natural Resources Focus Fund
 January 1 value..............        10.39         10.43         11.40         11.45       12.78         14.36         12.49
 December 31 value............        10.43         11.40         11.45         12.78       14.36         12.49         10.43
 Total units outstanding at
   December 31................     27,220.0      40,239.5      44,876.1      39,692.2    36,777.8      30,921.9      20,219.8

Reserve Assets V.I. Fund
 January 1 value..............        19.94         20.39         20.75         21.32       22.30         23.21         24.18
 December 31 value............        20.39         20.75         21.32         22.30       23.21         24.18         25.16
 Total units outstanding at
   December 31................    370,601.0     308,644.8     252,365.2     194,679.2   186,463.2     145,942.9     137,724.1

Small Cap Value V.I. Fund
 January 1 value..............        22.79         22.44         26.17         24.03       34.71         37.15         41.10
 December 31 value............        22.44         26.17         24.03         34.71       37.15         41.10         38.04
 Total units outstanding at
   December 31................    156,274.5     195,677.9     184,213.2     188,466.9   209,262.6     176,237.7     143,975.2

Mercury International Value
 V.I. Fund***
 April 28 (commencement)
 January 1 value..............
 December 31 value............
 Total units outstanding at
   December 31................

                                   1999          2000          2001
     QUALIFIED CONTRACTS:          ----          ----          ----
International Equity Focus
 Fund***
 January 1 value..............        10.14         13.82         11.32
 December 31 value............        13.82         11.32           ***
 Total units outstanding at
   December 31................     15,815.0      17,571.0           0.0
Large Cap Core V.I. Fund
 January 1 value..............        90.27        117.46        104.84
 December 31 value............       117.46        104.84         96.13
 Total units outstanding at
   December 31................    243,916.0     204,438.6     176,861.8
Natural Resources Focus Fund
 January 1 value..............        10.43         13.09         18.04
 December 31 value............        13.09         18.04         15.90
 Total units outstanding at
   December 31................     12,111.8      18,023.4      16,133.5
Reserve Assets V.I. Fund
 January 1 value..............        25.16         26.10         27.37
 December 31 value............        26.10         27.37         28.12
 Total units outstanding at
   December 31................    124,361.6     105,360.7     105,466.7
Small Cap Value V.I. Fund
 January 1 value..............        38.04         50.53         57.41
 December 31 value............        50.53         57.41         73.82
 Total units outstanding at
   December 31................     97,761.2      90,853.8      77,503.4
Mercury International Value
 V.I. Fund***
 April 28 (commencement)
 January 1 value..............                                      ***
 December 31 value............                                     8.91
 Total units outstanding at
   December 31................                                 14,430.1



 *** Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds was merged with and into the Mercury International Value V.I. Fund of the Mercury Trust.

                                   APPENDIX B

          APPLICABLE ONLY TO CONTRACTS ISSUED PRIOR TO APRIL 30, 1986


If we issued your Contract prior to April 30, 1986, and we assumption reinsured it, you may transfer all of your contract value at net asset value to a new Contract described in this Prospectus. We will not impose a contingent deferred sales charge on such transfer, and we will deem the new contract to be a continuation of the old Contract when we compute withdrawal charges under the new Contract.


Contracts we issued prior to April 30, 1986 contain variable contract charges identical in aggregate amount to the charges contained in the new Contracts, except that the contingent deferred sales charge applies with respect to the old Contracts to withdrawals of any amount during the first contract year. The new Contracts provide that the contingent deferred sales charge does not apply to a withdrawal up to 10% of the sum of premiums you pay during the first contract year. After the first contract year, both the old and new Contracts permit withdrawals, without charge, of up to 10% of the sum of premiums you pay prior to the withdrawal date.

In all other respects, both the old and new Contracts are substantially similar, except as follows:


1.  The old contracts do not provide for a Fixed Account.


2. The old Contracts do not provide for an annuity option of payments for a fixed period (See "Annuity Options").

3. Under the old Contracts, we use different annuity tables to determine the amount of the first annuity payment under the annuity options we offer. The annuity tables in the old Contracts are more favorable to you than the new Contracts' annuity tables, and do not provide for an age adjustment based on the year in which annuity payments commence. The annuity tables for both old and new Contracts provide minimum guarantees.

4. Old Contracts (unlike new Contracts) permit you to transfer all or part of your contract value to or from certain other fixed annuity contracts we issued or reinsured to you. Transfers must be at least $300, and for a partial transfer, the remaining contract value must be at least $100. All transfers must be at least 6 months apart, and you must make them prior to the annuitant's death and at least 30 days prior to the annuity date. The primary purpose of this transfer provision is to provide you with a means for transfer in and out of our companion fixed annuity, a feature unnecessary with respect to the new Contracts, because of the existence of the Fixed Account.

You should contemplate an exchange of Contracts carefully. You should consider the potential adverse effect on the level of future annuity payments that may result from an exchange to a new Contract.

                                     PART B

                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002


              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY


                    Home Office: Little Rock, Arkansas 72201
          Service Center: P.O. Box 44222, Jacksonville, FL 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549


                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


Premiums for the Contract described in the Prospectus will be allocated to the Merrill Lynch Life Variable Annuity Separate Account ("Variable Account"), a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), unless allocation to the Fixed Account is selected. Premiums and contract values allocated to the Variable Account will be invested in certain Funds selected by the contract owner of the Merrill Lynch Variable Series Funds, Inc., and the Mercury Variable Trust except that, for the first 14 days following the date of issue, such premiums will be allocated to the Reserve Assets V.I. Fund Subaccounts. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner bears the full investment risk with respect to such investments.



This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Variable Account, dated May 1, 2002. The Prospectus may be obtained without charge by writing to or calling Merrill Lynch Life's Service Center at the address or phone number set forth above.

                               TABLE OF CONTENTS


Principal Underwriter.......................................      3
Financial Statements........................................      3
Administrative Services Arrangements........................      3
Financial Statements of Merrill Lynch Life Variable Annuity
  Separate Account..........................................    S-1
Financial Statements of Merrill Lynch Life Insurance
  Company...................................................    G-1

                             PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of Merrill Lynch Life performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") under the Investment Company Act of 1940. The offering of the Contracts relates to Merrill Lynch Life's assumption reinsurance of the Contracts previously issued by Family Life Insurance Company ("FLIC") and offers may also be made from time to time to the general public. The offering of the interests under the Contracts is continuous. For the years ended December 31, 2001, 2000, and 1999, MLPF&S received $0.4 million, $0.5 million, and $0.6 million, respectively, in connection with the sale of the Contracts.


                              FINANCIAL STATEMENTS


The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.


                      ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Variable Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2001, 2000 and 1999, Merrill Lynch Life paid administrative services fees of $50.6 million, $47.7 million, and $43.4 million, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account, comprised of divisions (for non-qualified contracts and qualified contracts) investing in the Reserve Assets Fund, Core Bond Focus Fund (formerly Prime Bon Fund), High Current Income Fund, Large
Cap Core Focus Fund (formerly Quality Equity Fund), Small Cap Value Focus Fund, Global Allocation Focus Fund (formerly Global Strategy Focus Fund), International Equity Focus Fund, Basic Value Focus Fund, Index 500 Fund, American Balanced Fund, Natural Resources Focus Fund, Global Growth Focus Fund, and Mercury HW International Value VIP Portfolio (commencement of operations April 27, 2001) (collectively, the "Divisions"), as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2001, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche, LLP
New York, New York

March 1, 2002

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
NON-QUALIFIED CONTRACTS
DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Reserve Assets Fund, 2,873 shares
      (Cost $2,873)                                                 $             2,873  $                    $
    Core Bond Focus Fund, 541 shares
      (Cost $6,386)                                                                                    6,273
    High Current Income Fund, 277 shares
      (Cost $2,807)                                                                                                         2,089
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,873  $             6,273  $             2,089
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,864  $             6,177  $             2,059
  Annuity Reserves (Note 2)                                                           9                   96                   30
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             2,873  $             6,273  $             2,089
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    108                  141                   40
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             26.53  $             44.53  $             52.53
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
NON-QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap              Global
                                                                           Cap Core              Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core Focus Fund, 821 shares
      (Cost $26,151)                                                $            19,306  $                    $
    Small Cap Value Focus Fund, 195 shares
      (Cost $4,155)                                                                                    4,901
    Global Allocation Focus Fund, 845 shares
      (Cost $10,636)                                                                                                        8,230
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            19,306  $             4,901  $             8,230
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            19,055  $             4,830  $             8,170
  Annuity Reserves (Note 2)                                                         251                   71                   60
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            19,306  $             4,901  $             8,230
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    223                   75                  716
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             86.39  $             65.19  $             11.50
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
NON-QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Basic
                                                                            Value                Index               American
                                                                            Focus                 500                Balanced
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Basic Value Focus Fund, 170 shares
      (Cost $192)                                                   $             2,293  $                    $
    Index 500 Fund, 231 shares
      (Cost $2,251)                                                                                    3,371
    American Balanced Fund, 170 shares
      (Cost $5,378)                                                                                                         1,921
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,293  $             3,371  $             1,921
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,282  $             3,371  $             1,909
  Annuity Reserves (Note 2)                                                          11                    0                   12
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             2,293  $             3,371  $             1,921
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    132                  218                   76
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             17.31  $             15.49  $             25.28
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
NON-QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global             Mercury HW
                                                                          Resources              Growth           International
                                                                            Focus                Focus              Value VIP
                                                                             Fund                 Fund              Portfolio
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Natural Resources Focus Fund, 20 shares
      (Cost $2,488)                                                 $               235  $                    $
    Global Growth Focus Fund, 55 shares
      (Cost $246)                                                                                        493

  Investments in Mercury HW Variable Trust (Note 1):
    Mercury HW International Value VIP Portfolio, 12 shares
      (Cost $1,341)                                                                                                           113
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               235  $               493  $               113
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               235  $               493  $               113
  Annuity Reserves (Note 2)                                                           0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $               235  $               493  $               113
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                     15                   53                   13
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             15.27  $              9.37  $              8.89
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
QUALIFIED CONTRACTS
DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Reserve Assets Fund, 2,976 shares
      (Cost $2,976)                                                 $             2,976  $                    $
    Core Bond Focus Fund, 581 shares
      (Cost $6,842)                                                                                    6,739
    High Current Income Fund, 196 shares
      (Cost $1,950)                                                                                                         1,479
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             2,976  $             6,739  $             1,479
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,966  $             6,694  $             1,479
  Annuity Reserves (Note 2)                                                          10                   45                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             2,976  $             6,739  $             1,479
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    106                  141                   26
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             28.12  $             47.65  $             57.14
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap              Global
                                                                           Cap Core              Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core Focus Fund, 737 shares
      (Cost $23,470)                                                $            17,345  $                    $
    Small Cap Value Focus Fund, 228 shares
      (Cost $4,873)                                                                                    5,722
    Global Allocation Focus Fund, 871 shares
      (Cost $11,122)                                                                                                        8,485
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            17,345  $             5,722  $             8,485
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            17,000  $             5,722  $             8,450
  Annuity Reserves (Note 2)                                                         345                    0                   35
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            17,345  $             5,722  $             8,485
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    180                   78                  727
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             96.13  $             73.82  $             11.67
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Basic
                                                                            Value                Index               American
                                                                            Focus                 500                Balanced
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Basic Value Focus Fund, 143 shares
      (Cost $1,983)                                                 $             1,927  $                    $
    Index 500 Fund, 191 shares
      (Cost $3,236)                                                                                    2,783
    American Balanced Fund, 155 shares
      (Cost $2,254)                                                                                                         1,744
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             1,927  $             2,783  $             1,744
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,927  $             2,783  $             1,744
  Annuity Reserves (Note 2)                                                           0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             1,927  $             2,783  $             1,744
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                    110                  177                   66
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             17.57  $             15.72  $             26.32
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
QUALIFIED CONTRACTS
DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global              Mercury
                                                                          Resources              Growth           International
                                                                            Focus                Focus              Value VIP
                                                                             Fund                 Fund              Portfolio
(In thousands, except unit values)                                  ==================== ==================== ====================



Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Natural Resources Focus Fund, 23 shares
      (Cost $243)                                                   $               266  $                    $
    Global Growth Focus Fund, 32 shares
      (Cost $453)                                                                                        280
    Mercury HW International Value VIP Portfolio, 13 shares
      (Cost $148)                                                                                                             129
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $               266  $               280  $               129
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               256  $               280  $               129
  Annuity Reserves (Note 2)                                                          10                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $               266  $               280  $               129
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 8)                                                     17                   30                   14
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             15.90  $              9.47  $              8.91
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               107  $               366  $               261
 Mortality and Expense Charges (Note 3)                                             (37)                 (84)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       70                  282                  230
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (46)                (302)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  104                  151
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   58                 (151)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           70                  340                   79
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    2                    0
 Contract Owner Withdrawals                                                        (400)                (855)                (558)
 Net Transfers In (Out) (Note 4)                                                    124                  182                  (65)
 Benefit Payments on Annuitized Contracts                                            (4)                 (14)                  (6)
 Contract Maintenance Charges (Note 3)                                               (2)                  (3)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (282)                (688)                (630)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (212)                (348)                (551)
Net Assets, Beginning of Period                                                   3,085                6,621                2,640
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,873  $             6,273  $             2,089
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Large              Small Cap              Global
                                                                           Cap Core              Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               162  $               347  $               124
 Mortality and Expense Charges (Note 3)                                            (266)                 (60)                (127)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (104)                 287                   (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (877)                  63               (1,069)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,069)                 800                  (92)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,946)                 863               (1,161)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,050)               1,150               (1,164)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                    1                    0
 Contract Owner Withdrawals                                                      (1,938)                (522)              (2,341)
 Net Transfers In (Out) (Note 4)                                                   (824)                  25                 (400)
 Benefit Payments on Annuitized Contracts                                           (66)                 (10)                 (22)
 Contract Maintenance Charges (Note 3)                                              (10)                  (3)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,825)                (509)              (2,769)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,875)                 641               (3,933)
Net Assets, Beginning of Period                                                  24,181                4,260               12,163
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            19,306  $             4,901  $             8,230
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Basic
                                                                            Equity               Value                Index
                                                                            Focus                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 2  $               138  $                34
 Mortality and Expense Charges (Note 3)                                              (1)                 (30)                 (53)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                  108                  (19)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (53)                  29                   (7)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     37                  (84)                (599)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (16)                 (55)                (606)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (15)                  53                 (625)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    1
 Contract Owner Withdrawals                                                         (19)                (310)              (1,121)
 Net Transfers In (Out) (Note 4)                                                   (121)                 291                 (265)
 Benefit Payments on Annuitized Contracts                                             0                   (5)                   0
 Contract Maintenance Charges (Note 3)                                                0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (140)                 (25)              (1,387)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (155)                  28               (2,012)
Net Assets, Beginning of Period                                                     155                2,265                5,383
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             2,293  $             3,371
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Natural               Global
                                                                           American            Resources              Growth
                                                                           Balanced              Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                50  $                 0  $                 5
 Mortality and Expense Charges (Note 3)                                             (25)                  (4)                  (9)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       25                   (4)                  (4)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (21)                  48                 (156)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (184)                 (97)                 (38)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (205)                 (49)                (194)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (180)                 (53)                (198)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                    0
 Contract Owner Withdrawals                                                         (44)                (121)                (166)
 Net Transfers In (Out) (Note 4)                                                      5                   75                 (201)
 Benefit Payments on Annuitized Contracts                                            (4)                   0                    0
 Contract Maintenance Charges (Note 3)                                               (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (42)                 (46)                (367)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (222)                 (99)                (565)
Net Assets, Beginning of Period                                                   2,143                  334                1,058
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,921  $               235  $               493
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

=========================================================================================

                                                                   Divisions Investing In
                                                                    =====================
                                                                          Mercury HW
                                                                        International
                                                                          Value VIP
                                                                          Portfolio
(In thousands)                                                      ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $                 5
 Mortality and Expense Charges (Note 3)                                              (1)
                                                                    --------------------
  Net Investment Income                                                               4
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (18)
                                                                    --------------------
  Net Gain (Loss) on Investments                                                    (18)
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (14)
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0
 Contract Owner Withdrawals                                                           0
 Net Transfers In (Out) (Note 4)                                                    127
 Benefit Payments on Annuitized Contracts                                             0
 Contract Maintenance Charges (Note 3)                                                0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             127
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             113
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               113
                                                                    ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $               204  $               481  $               348
 Mortality and Expense Charges (Note 3)                                             (46)                 (97)                 (45)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                             158                  384                  303
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (232)                (356)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  424                 (213)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  192                 (569)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          158                  576                 (266)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    9                    0
 Contract Owner Withdrawals                                                      (2,305)              (2,680)              (1,186)
 Net Transfers In (Out) (Note 4)                                                  1,229                 (368)                (203)
 Benefit Payments on Annuitized Contracts                                            (6)                 (16)                  (7)
 Contract Maintenance Charges (Note 3)                                               (2)                  (4)                  (2)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    1                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,084)              (3,058)              (1,398)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (926)              (2,482)              (1,664)
Net Assets, Beginning of Period                                                   4,011                9,103                4,304
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,085  $             6,621  $             2,640
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap            Small Cap              Global
                                                                             Core                Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $             7,426  $             1,036  $             1,879
 Mortality and Expense Charges (Note 3)                                            (391)                 (60)                (190)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                           7,035                  976                1,689
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,159                   (9)                 186
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (12,093)                (351)              (3,462)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (9,934)                (360)              (3,276)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,899)                 616               (1,587)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                    0                    0
 Contract Owner Withdrawals                                                      (5,840)              (1,099)              (2,706)
 Net Transfers In (Out) (Note 4)                                                   (518)                (137)                (602)
 Benefit Payments on Annuitized Contracts                                          (173)                 (11)                 (78)
 Contract Maintenance Charges (Note 3)                                              (13)                  (2)                  (7)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                              151                   55                  121
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,368)              (1,194)              (3,272)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,267)                (578)              (4,859)
Net Assets, Beginning of Period                                                  33,448                4,838               17,022
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            24,181  $             4,260  $            12,163
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Basic
                                                                            Equity               Value                Index
                                                                            Focus                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $                 9  $               245  $                61
 Mortality and Expense Charges (Note 3)                                              (4)                 (33)                 (86)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                               5                  212                  (25)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                17                  (53)                 500
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (76)                  86               (1,187)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (59)                  33                 (687)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (54)                 245                 (712)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    8
 Contract Owner Withdrawals                                                        (126)                (598)              (1,310)
 Net Transfers In (Out) (Note 4)                                                     83                 (260)                (575)
 Benefit Payments on Annuitized Contracts                                             0                   (4)                   0
 Contract Maintenance Charges (Note 3)                                                0                   (1)                  (3)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    0                   13
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (43)                (863)              (1,867)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             (97)                (618)              (2,579)
Net Assets, Beginning of Period                                                     252                2,883                7,962
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               155  $             2,265  $             5,383
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
NON-QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Natural               Global
                                                                           American            Resources              Growth
                                                                           Balanced              Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               316  $                 1  $                73
 Mortality and Expense Charges (Note 3)                                             (34)                  (4)                 (13)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      282                   (3)                  60
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (9)                  (7)                  81
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (325)                 100                 (367)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (334)                  93                 (286)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (52)                  90                 (226)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                    0                    0
 Contract Owner Withdrawals                                                        (495)                 (41)                (203)
 Net Transfers In (Out) (Note 4)                                                   (433)                  18                1,138
 Benefit Payments on Annuitized Contracts                                            (4)                   0                    0
 Contract Maintenance Charges (Note 3)                                               (1)                   0                   (1)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    0                   22
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (932)                 (23)                 956
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (984)                  67                  730
Net Assets, Beginning of Period                                                   3,127                  267                  328
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,143  $               334  $             1,058
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.




MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               114  $               378  $               168
 Mortality and Expense Charges (Note 3)                                             (30)                 (67)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       84                  311                  152
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (13)                (106)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   69                    6
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   56                 (100)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           84                  367                   52
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             113                  124                   24
 Contract Owner Withdrawals                                                        (460)                (740)                (171)
 Net Transfers In (Out) (Note 4)                                                    347                  237                  (32)
 Benefit Payments on Annuitized Contracts                                            (2)                  (5)                   0
 Contract Maintenance Charges (Note 3)                                               (2)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (4)                (388)                (180)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              80                  (21)                (128)
Net Assets, Beginning of Period                                                   2,896                6,760                1,607
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,976  $             6,739  $             1,479
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap            Small Cap              Global
                                                                             Core                Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               145  $               410  $               128
 Mortality and Expense Charges (Note 3)                                            (185)                 (53)                 (93)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (40)                 357                   35
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (639)                (178)                (623)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,150)               1,136                 (501)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,789)                 958               (1,124)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,829)               1,315               (1,089)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             266                   93                  146
 Contract Owner Withdrawals                                                      (2,137)              (1,005)              (1,514)
 Net Transfers In (Out) (Note 4)                                                   (635)                 106                 (409)
 Benefit Payments on Annuitized Contracts                                           (43)                   0                   (9)
 Contract Maintenance Charges (Note 3)                                              (11)                  (3)                  (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,560)                (809)              (1,794)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,389)                 506               (2,883)
Net Assets, Beginning of Period                                                  21,734                5,216               11,368
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            17,345  $             5,722  $             8,485
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Basic
                                                                            Equity               Value                Index
                                                                            Focus                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 3  $               113  $                27
 Mortality and Expense Charges (Note 3)                                              (1)                 (18)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                   95                   (4)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (53)                  22                  (14)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     30                  (59)                (445)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (23)                 (37)                (459)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (21)                  58                 (463)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   29                   86
 Contract Owner Withdrawals                                                         (46)                (172)                (334)
 Net Transfers In (Out) (Note 4)                                                   (136)                 178                 (123)
 Benefit Payments on Annuitized Contracts                                             0                    0                    0
 Contract Maintenance Charges (Note 3)                                                0                   (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (178)                  34                 (374)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (199)                  92                 (837)
Net Assets, Beginning of Period                                                     199                1,835                3,620
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             1,927  $             2,783
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Natural               Global
                                                                           American            Resources              Growth
                                                                           Balanced              Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $                45  $                 0  $                 3
 Mortality and Expense Charges (Note 3)                                             (19)                  (3)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                              26                   (3)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (119)                   6                  (81)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (92)                 (40)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (211)                 (34)                (118)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (185)                 (37)                (119)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              59                    3                    7
 Contract Owner Withdrawals                                                        (294)                 (29)                 (94)
 Net Transfers In (Out) (Note 4)                                                    (28)                   4                  (52)
 Benefit Payments on Annuitized Contracts                                             0                    0                    0
 Contract Maintenance Charges (Note 3)                                               (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (265)                 (22)                (139)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (450)                 (59)                (258)
Net Assets, Beginning of Period                                                   2,194                  325                  538
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,744  $               266  $               280
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

=========================================================================================

                                                                   Divisions Investing In
                                                                    =====================
                                                                          Mercury HW
                                                                        International
                                                                          Value VIP
                                                                          Portfolio
(In thousands)                                                      ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $                 6
 Mortality and Expense Charges (Note 3)                                              (1)
                                                                    --------------------
  Net Investment Income                                                               5
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (20)
                                                                    --------------------
  Net Gain (Loss) on Investments                                                    (22)
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (17)
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4
 Contract Owner Withdrawals                                                          (7)
 Net Transfers In (Out) (Note 4)                                                    149
 Benefit Payments on Annuitized Contracts                                             0
 Contract Maintenance Charges (Note 3)                                                0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             146
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             129
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               129
                                                                    ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2000

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  Core                 High
                                                                           Reserve                Bond               Current
                                                                            Assets               Focus                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $               170  $               448  $               223
 Mortality and Expense Charges (Note 3)                                             (29)                 (69)                 (22)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                             141                  379                  201
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (88)                (281)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  294                  (98)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  206                 (379)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          141                  585                 (178)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             207                  162                   43
 Contract Owner Withdrawals                                                      (1,064)              (1,176)                (359)
 Net Transfers In (Out) (Note 4)                                                    376                 (662)                (482)
 Benefit Payments on Annuitized Contracts                                           (12)                  (4)                   0
 Contract Maintenance Charges (Note 3)                                               (3)                  (4)                  (1)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                5                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (491)              (1,684)                (799)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (350)              (1,099)                (977)
Net Assets, Beginning of Period                                                   3,246                7,859                2,584
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,896  $             6,760  $             1,607
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Large Cap            Small Cap              Global
                                                                             Core                Value              Allocation
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $             6,596  $             1,218  $             1,762
 Mortality and Expense Charges (Note 3)                                            (264)                 (52)                (134)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                           6,332                1,166                1,628
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,490                  (43)                  82
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (10,388)                (473)              (3,118)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (8,898)                (516)              (3,036)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,566)                 650               (1,408)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             416                  113                  218
 Contract Owner Withdrawals                                                      (4,171)                (660)              (1,936)
 Net Transfers In (Out) (Note 4)                                                   (492)                 176                 (326)
 Benefit Payments on Annuitized Contracts                                           (89)                   0                  (10)
 Contract Maintenance Charges (Note 3)                                              (14)                  (3)                  (9)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,350)                (374)              (2,063)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,916)                 276               (3,471)
Net Assets, Beginning of Period                                                  28,650                4,940               14,839
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            21,734  $             5,216  $            11,368
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Basic
                                                                            Equity               Value                Index
                                                                            Focus                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $                12  $               203  $                42
 Mortality and Expense Charges (Note 3)                                              (3)                 (23)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                               9                  180                   (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 5                  (50)                 349
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (68)                 111                 (798)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (63)                  61                 (449)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (54)                 241                 (454)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   40                  187
 Contract Owner Withdrawals                                                         (58)                (359)                (880)
 Net Transfers In (Out) (Note 4)                                                     65                 (290)                (189)
 Benefit Payments on Annuitized Contracts                                             0                    0                    0
 Contract Maintenance Charges (Note 3)                                                0                   (1)                  (4)
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              34                 (610)                (886)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             (20)                (369)              (1,340)
Net Assets, Beginning of Period                                                     219                2,204                4,960
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               199  $             1,835  $             3,620
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
QUALIFIED FUNDS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

==================================================================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Natural               Global
                                                                           American            Resources              Growth
                                                                           Balanced              Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================


Investment Income:
 Reinvested Dividends (Note 2)                                      $               319  $                 1  $                38
 Mortality and Expense Charges (Note 3)                                             (25)                  (2)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income                                                             294                   (1)                  33
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                16                   (5)                  24
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (365)                  77                 (178)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (349)                  72                 (154)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (55)                  71                 (121)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              79                    4                   13
 Contract Owner Withdrawals                                                        (358)                 (19)                 (91)
 Net Transfers In (Out) (Note 4)                                                    (98)                 110                  494
 Benefit Payments on Annuitized Contracts                                             0                    0                    0
 Contract Maintenance Charges (Note 3)                                               (2)                   0                    0
 Net Assets Transferred Under Reinsurance
    Agreement (Note 5)                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (379)                  95                  416
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (434)                 166                  295
Net Assets, Beginning of Period                                                   2,628                  159                  243
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,194  $               325  $               538
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is a registered unit investment trust under the Investment Company Act of 1940, as amended, and consists of twelve investment divisions.

   - Merrill Lynch Variable Series Funds, Inc.: Eleven of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. (MLIM), an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2001 (i) Prime Bond Fund was renamed the Core Bond Focus Fund, (ii) Quality Equity Fund was renamed the Large Cap Core Focus Fund, and
     (iii) Global Strategy Focus Fund was rename the Global Allocation Focus Fund. Effective April 27, 2001, International Equity Focus Fund was closed and merged into Mercury HW International Value VIP Fund, porfolio of the Mercury HW Variable Trust. Effective April 4, 2000, the Special Value Focus Fund was renamed Small Cap Value Focus Fund.

   - Mercury HW Variable Trust: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM.

   The assets of the Account are registered in the name of Merrill Lynch Life. The Account's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct. There are two sub-accounts for each investment division. One sub-
   account is for Contracts issued in connection with retirement plans that are qualified under the Internal Revenue Code, and the other is for non-qualified Contracts. No transfers may be made between a qualified and a non-qualified sub-account.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset values of the shares held in the underlying funds, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sale of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   Annuity reserves are computed for contracts in the payout stage according to the 1971 Individual Annuitant Mortality Table. The assumed investment return is 4 percent. The mortality risk is fully borne by Merrill Lynch Life and may result in additional amounts being transferred into the variable annuity account by Merrill Lynch Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to Merrill Lynch Life's General Account.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity Contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life deducts a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Account. This charge is made to compensate Merrill Lynch Life for the mortality guarantees it makes under the Contract.

   Merrill Lynch Life deducts a daily expense risk charge. For non-qualified Contracts, the charge is equal to an annual rate of 0.5% of the sum of the daily net asset values of all non-qualified sub-accounts. For qualified Contracts, the rate is 0.2% of the sum of the daily net asset values of all qualified sub-accounts. This charge is made to compensate Merrill Lynch Life for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs.

   Merrill Lynch Life deducts a daily distribution expense charge equal to an annual rate of 0.05% of the daily net asset value of the Account. This charge compensates Merrill Lynch Life in part for expenses it incurs in distributing the Contracts.

   Merrill Lynch Life deducts a contract administration charge of $30 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than the contract anniversary date. The contract administration charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge.

4. NET TRANSFERS

   Net transfers include transfers among the Account's investment divisions, as well as transfers to the general investment division.

5. REINSURANCE

   As a result of an Assumption Reinsurance Agreement between Family Life Insurance Company ("Family Life") and Merrill Lynch Life, assets and related contractual liabilities of approximately $369,095 were transferred to the Account from Family Life's Merrill Lynch Variable Annuity Account on June 13, 2000.

6. PURCHASE AND SALES OF INVESTMENTS

   The   cost  of  purchases  and  proceeds  from   sales  of
   investments for the year ended December 31, 2001 were as follows:

   (In thousands)

   Non-Qualified Contracts:
                                                                             Purchases                Sales
                                                                       --------------------  --------------------
   Reserve Assets Fund                                                 $               540   $               751
   Core Bond Focus Fund                                                                952                 1,359
   High Current Income Fund                                                            315                   715
   Large Cap Core Focus Fund                                                           230                 3,159
   Small Cap Value Focus Fund                                                          638                   861
   Global Allocation Focus Fund                                                        124                 2,897
   International Equity Focus Fund                                                       2                   141
   Basic Value Focus Fund                                                              601                   518
   Index 500 Fund                                                                      285                 1,691
   American Balanced Fund                                                               88                   105
   Natural Resources Focus Fund                                                        191                   241
   Global Growth Focus Fund                                                              5                   375
   Mercury HW International Value VIP Portfolio                                        132                     1
                                                                       --------------------  --------------------
                                                                       $             4,103   $            12,814
                                                                       ====================  ====================


   Qualified Contracts:
                                                                             Purchases                Sales
                                                                       --------------------   -------------------
   Reserve Assets Fund                                                 $               877    $              797
   Core Bond Focus Fund                                                                737                   813
   High Current Income Fund                                                            215                   243
   Large Cap Core Focus Fund                                                           402                 3,001
   Small Cap Value Focus Fund                                                          647                 1,100
   Global Allocation Focus Fund                                                        190                 1,948
   International Equity Focus Fund                                                      19                   194
   Basic Value Focus Fund                                                              414                   285
   Index 500 Fund                                                                      197                   574
   American Balanced Fund                                                              128                   367
   Natural Resources Focus Fund                                                         45                    70
   Global Growth Focus Fund                                                             15                   154
   Mercury HW International Value VIP Portfolio                                        164                    14
                                                                       --------------------   -------------------
                                                                       $             4,050    $            9,560
                                                                       ====================   ===================

7. UNIT VALUES

   The  following  is  a  summary  of unit  values  and units outstanding for the variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001 or lesser time period, if applicable. For all funds, excluding the Reserve Assets Fund, the total return calculations represent the one year total return (or lesser time period, if applicable) and do not reflect the contingent deferred sales charges. Total return calculations for the Reserve Assets Fund represent the effective yield for the seven day period ended December 31.


   Reserve Assets Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 108   $      26.53   $      2,873                1.30 %          0.35%
          2000                 119          25.89          3,085                1.30            4.45
          1999                 162          24.76          4,011                1.30            3.93
          1998                 189          23.95          4,518                1.30            3.36
          1997                 214          23.08          4,948                1.30            4.00

   Core Bond Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 141   $      44.53   $      6,273                1.30 %          5.20%
          2000                 157          42.29          6,621                1.30            8.50
          1999                 234          38.94          9,103                1.30           -3.70
          1998                 327          40.40         13,207                1.30            6.36
          1997                 396          37.94         15,027                1.30            7.14

   High Current Income Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  40   $      52.53   $      2,089                1.30 %          2.57%
          2000                  52          51.16          2,640                1.30           -8.37
          1999                  77          55.78          4,304                1.30            4.49
          1998                 112          53.33          5,956                1.30           -4.43
          1997                 135          55.74          7,505                1.30            9.47

   Large Cap Core Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 223   $      86.39   $     19,306                1.30 %         -8.68%
          2000                 256          94.50         24,181                1.30          -11.10
          1999                 315         106.19         33,448                1.30           29.61
          1998                 393          81.85         32,138                1.30           13.98
          1997                 506          71.74         36,282                1.30           21.99

   Small Cap Value Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  75   $      65.19   $      4,901                1.30 %         28.08%
          2000                  84          50.85          4,260                1.30           13.16
          1999                 108          44.89          4,838                1.30           32.29
          1998                 162          33.90          5,489                1.30           -7.79
          1997                 216          36.72          7,919                1.30           10.18

   Global Allocation Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 716   $      11.50   $      8,230                1.30 %        -10.13%
          2000                 952          12.78         12,163                1.30          -10.87
          1999               1,189          14.32         17,022                1.30           19.70
          1998               1,551          11.95         18,536                1.30            7.37
          1997               2,164          11.12         24,062                1.30           10.39

   International Equity Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                   0   $       0.00   $          0                1.30 %              %
          2000                  14          11.18            155                1.30          -18.42
          1999                  18          13.69            252                1.30           35.73
          1998                  11          10.08            112                1.30            6.31
          1997                  19           9.47            183                1.30           -5.87

   Basic Value Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 132   $      17.31   $      2,293                1.30 %          2.81%
          2000                 135          16.82          2,265                1.30           11.10
          1999                 191          15.12          2,883                1.30           19.44
          1998                 157          12.65          1,992                1.30            7.93
          1997                 148          11.71          1,730                1.30           18.96

   Index 500 Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 218   $      15.49   $      3,371                1.30 %        -13.50%
          2000                 301          17.89          5,383                1.30          -10.62
          1999                 398          19.99          7,962                1.30           18.83
          1998                 268          16.81          4,509                1.30           26.51
          1997                 135          13.27          1,792                1.30           30.98

   American Balanced Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  76   $      25.28   $      1,921                1.30 %         -8.68%
          2000                  78          27.65          2,143                1.30           -3.04
          1999                 110          28.49          3,127                1.30            7.23
          1998                 147          26.54          3,913                1.30           11.82
          1997                 184          23.68          4,360                1.30           15.49

   Natural Resources Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  15   $      15.27   $        235                1.30 %        -12.23%
          2000                  19          17.38            334                1.30           37.25
          1999                  21          12.65            267                1.30           25.02
          1998                  33          10.11            335                1.30          -16.47
          1997                  53          12.09            637                1.30          -13.73

   Global Growth Focus Fund
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  53   $       9.37   $        493                1.30 %        -24.10%
          2000                  86          12.34          1,058                1.30          -16.17
          1999                  22          14.70            325                1.30           36.77
          1998                  10          10.74            105                1.30           13.09

   Mercury HW International Value VIP Portfolio
    - Non-qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  13   $       8.89   $        113                1.30 %        -11.18%

   Reserve Assets Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 106   $      28.12   $      2,976                1.00 %          0.65%
          2000                 106          27.37          2,896                1.00            4.75
          1999                 124          26.10          3,246                1.00            4.10
          1998                 138          25.16          3,465                1.00            3.67
          1997                 146          24.18          3,529                1.00            4.31

   Core Bond Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 141   $      47.65   $      6,739                1.00 %          5.52%
          2000                 150          45.12          6,760                1.00            8.82
          1999                 190          41.42          7,859                1.00           -3.42
          1998                 228          42.84          9,777                1.00            6.68
          1997                 253          40.12         10,156                1.00            7.46

   High Current Income Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  26   $      57.14   $      1,479                1.00 %          2.28%
          2000                  29          55.49          1,607                1.00           -8.09
          1999                  43          60.31          2,584                1.00            4.80
          1998                  62          57.50          3,590                1.00           -4.14
          1997                  62          59.92          3,690                1.00            9.79

   Large Cap Core Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 180   $      96.13   $     17,345                1.00 %         -8.41%
          2000                 207         104.84         21,734                1.00          -10.83
          1999                 244         117.46         28,650                1.00           30.00
          1998                 301          90.27         27,183                1.00           14.32
          1997                 338          78.88         26,641                1.00           22.35

   Small Cap Value Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  78   $      73.82   $      5,722                1.00 %         28.46%
          2000                  91          57.41          5,216                1.00           13.50
          1999                  98          50.53          4,940                1.00           32.69
          1998                 144          38.04          5,477                1.00           -7.52
          1997                 176          41.10          7,243                1.00           10.05

   Global Allocation Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 727   $      11.67   $      8,485                1.00 %         -9.86%
          2000                 879          12.93         11,368                1.00          -10.60
          1999               1,027          14.45         14,839                1.00           20.05
          1998               1,320          12.03         15,878                1.00            7.69
          1997               1,739          11.16         19,407                1.00           10.72

   International Equity Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                   0   $       0.00   $          0                1.00 %          0.00%
          2000                  18          11.32            199                1.00          -18.18
          1999                  16          13.82            219                1.00           36.13
          1998                  13          10.14            133                1.00            6.63
          1997                   9           9.50             83                1.00           -5.59

   Basic Value Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 110   $      17.57   $      1,927                1.00 %          3.11%
          2000                 108          17.02          1,835                1.00           11.43
          1999                 144          15.26          2,204                1.00           19.80
          1998                 127          12.73          1,610                1.00            8.25
          1997                  76          11.74            897                1.00           19.31

   Index 500 Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                 177   $      15.72   $      2,783                1.00 %        -13.24%
          2000                 200          18.10          3,620                1.00          -10.36
          1999                 246          20.18          4,960                1.00           19.19
          1998                 169          16.91          2,855                1.00           26.88
          1997                  76          13.31          1,015                1.00           31.37

   American Balanced Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  66   $      26.32   $      1,744                1.00 %         -8.41%
          2000                  76          28.70          2,194                1.00           -2.75
          1999                  89          29.49          2,628                1.00            7.54
          1998                 104          27.39          2,844                1.00           12.33
          1997                 108          24.36          2,643                1.00           15.83

   Natural Resources Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  17   $      15.90   $        266                1.00 %        -11.97%
          2000                  18          18.04            325                1.00           37.66
          1999                  12          13.09            159                1.00           25.39
          1998                  20          10.43            211                1.00          -16.22
          1997                  31          12.49            386                1.00          -13.47

   Global Growth Focus Fund
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  30   $       9.47   $        280                1.00 %        -23.88%
          2000                  43          12.43            538                1.00          -15.92
          1999                  16          14.77            243                1.00           37.18
          1998                   6          10.76             63                1.00           13.42

   Mercury HW International Value VIP Portfolio
    - Qualified
   ------------------------------------           Net Assets       Expenses as a %
                                      ---------------------------      of Average          Total
                     Units (000's)     Unit Value      (000's)         Net Assets          Return
      December 31,   --------------  ----------------------------------------------------------------
          2001                  14   $       8.91   $        129                1.00 %        -11.00%


8. UNITS ISSUED AND REDEEMED
   NON-QUALIFIED CONTRACTS

   Units issued and redeemed during 2001 and 2000 were as follows:

                                                          Core           High          Large        Small Cap        Global
                                         Reserve          Bond         Current        Cap Core        Value        Allocation
                                          Asset          Focus          Income         Focus          Focus          Focus
                                           Fund           Fund           Fund           Fund           Fund           Fund
   (In thousands)                     ============== ============== ============== ============== ============== ==============

   Outstanding at January 1, 2000               162            234             77            315            108          1,189
   Activity during 2000:
        Issued                                   64              3              0              9              8             23
        Redeemed                               (107)           (80)           (25)           (68)           (32)          (260)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2000             119            157             52            256             84            952
   Activity during 2001:
        Issued                                   17             13              1              1              5              1
        Redeemed                                (28)           (29)           (13)           (34)           (14)          (237)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2001             108            141             40            223             75            716
                                      ============== ============== ============== ============== ============== ==============

                                      International      Basic                                       Natural         Global
                                          Equity         Value          Index         American      Resources        Growth
                                          Focus          Focus           500          Balanced        Focus          Focus
                                           Fund           Fund           Fund           Fund           Fund           Fund
   (In thousands)                     ============== ============== ============== ============== ============== ==============

   Outstanding at January 1, 2000                18            191            398            110             21             22
   Activity during 2000:
        Issued                                   14             17             26              2              1             86
        Redeemed                                (18)           (73)          (123)           (34)            (3)           (22)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2000              14            135            301             78             19             86
   Activity during 2001:
        Issued                                    0             27             16              2             11              0
        Redeemed                                (14)           (30)           (99)            (4)           (15)           (33)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2001               0            132            218             76             15             53
                                      ============== ============== ============== ============== ============== ==============

                                        Mercury HW
                                      International
                                        Value VIP
                                        Portfolio
                                      ==============
   Outstanding at January 1, 2000                 0
   Activity during 2000:
        Issued                                    0
        Redeemed                                  0
                                      --------------

   Outstanding at December 31, 2000               0
   Activity during 2001:
        Issued                                   13
        Redeemed                                  0
                                      --------------

   Outstanding at December 31, 2001              13
                                      ==============


                                                          Core           High          Large        Small Cap        Global
                                         Reserve          Bond         Current        Cap Core        Value        Allocation
                                          Asset          Focus          Income         Focus          Focus          Focus
                                           Fund           Fund           Fund           Fund           Fund           Fund
   (In thousands)                     ============== ============== ============== ============== ============== ==============

   Outstanding at January 1, 2000               124            190             43            244             98          1,027
   Activity during 2000:
        Issued                                   40              5              2              6              8             17
        Redeemed                                (58)           (45)           (16)           (43)           (15)          (165)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2000             106            150             29            207             91            879
   Activity during 2001:
        Issued                                   28              8              1              4              4              8
        Redeemed                                (28)           (17)            (4)           (31)           (17)          (160)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2001             106            141             26            180             78            727
                                      ============== ============== ============== ============== ============== ==============


                                      International      Basic                                       Natural         Global
                                          Equity         Value          Index         American      Resources        Growth
                                          Focus          Focus           500          Balanced        Focus          Focus
                                           Fund           Fund           Fund           Fund           Fund           Fund
   (In thousands)                     ============== ============== ============== ============== ============== ==============

   Outstanding at January 1, 2000                16            144            246             89             12             16
   Activity during 2000:
        Issued                                    9             29             37              4              8             39
        Redeemed                                 (7)           (65)           (83)           (17)            (2)           (12)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2000              18            108            200             76             18             43
   Activity during 2001:
        Issued                                    1             18             11              3              3              2
        Redeemed                                (19)           (16)           (34)           (13)            (4)           (15)
                                      -------------- -------------- -------------- -------------- -------------- --------------

   Outstanding at December 31, 2001               0            110            177             66             17             30
                                      ============== ============== ============== ============== ============== ==============

                                        Mercury HW
                                      International
                                        Value VIP
                                        Portfolio
                                      ==============
   Outstanding at January 1, 2000                 0
   Activity during 2000:
        Issued                                    0
        Redeemed                                  0
                                      --------------

   Outstanding at December 31, 2000               0
   Activity during 2001:
        Issued                                   15
        Redeemed                                 (1)
                                      --------------

   Outstanding at December 31, 2001              14
                                      ==============

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2001 and 2000, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.






Deloitte & Touche, LLP
New York, New York

February 25, 2002

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2001 AND 2000
(Dollars in thousands, except common stock par value and shares)
================================================================================

ASSETS                                                                                   2001                2000
------                                                                                   ----                ----
INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2001 - $2,009,129; 2000 - $2,050,333)                      $     2,007,123     $     2,012,016
    Equity securities, at estimated fair value
       (cost: 2001 - $167,959; 2000 - $218,632)                                            163,701             204,617
    Trading account securities, at estimated fair value                                     23,636              24,859
    Real estate held-for-sale                                                               19,447              19,447
    Limited partnerships, at cost                                                           11,270              10,413
    Policy loans on insurance contracts                                                  1,194,478           1,193,690
                                                                                  ------------------  -----------------

       Total Investments                                                                 3,419,655           3,465,042


CASH AND CASH EQUIVALENTS                                                                  130,429              92,730
ACCRUED INVESTMENT INCOME                                                                   69,884              71,001
DEFERRED POLICY ACQUISITION COSTS                                                          470,938             494,088
FEDERAL INCOME TAXES - DEFERRED                                                                  -              10,902
REINSURANCE RECEIVABLES                                                                      9,428               3,090
AFFILIATED RECEIVABLES - NET                                                                     -                 667
RECEIVABLES FROM SECURITIES SOLD                                                             2,317               2,578
OTHER ASSETS                                                                                41,912              40,614
SEPARATE ACCOUNTS ASSETS                                                                11,305,453          12,362,798
                                                                                  ------------------  -----------------




TOTAL ASSETS                                                                       $    15,450,016     $    16,543,510
                                                                                  ==================  =================

See accompanying notes to financial statements.

================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY                                                     2001                2000
------------------------------------                                                     ----                ----
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $     3,255,791     $     3,421,873
       Claims and claims settlement expenses                                                95,020              85,673
                                                                                  ------------------  -----------------
                  Total policyholder liabilities and accruals                            3,350,811           3,507,546

    OTHER POLICYHOLDER FUNDS                                                                14,239              17,678
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  8,449              10,250
    FEDERAL INCOME TAXES - DEFERRED                                                         13,931                   -
    FEDERAL INCOME TAXES - CURRENT                                                           5,522               5,134
    PAYABLES FOR SECURITIES PURCHASED                                                       29,795               1,328
    AFFILIATED PAYABLES - NET                                                                3,736                   -
    UNEARNED POLICY CHARGE REVENUE                                                         113,676             101,182
    OTHER LIABILITIES                                                                        7,594              32,074
    SEPARATE ACCOUNTS LIABILITIES                                                       11,298,821          12,356,035
                                                                                  ------------------  -----------------
                  Total Liabilities                                                     14,846,574          16,031,227
                                                                                  ------------------  -----------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                          2,500               2,500
    Additional paid-in capital                                                             347,324             347,324
    Retained earnings                                                                      273,046             194,808
    Accumulated other comprehensive loss                                                   (19,428)            (32,349)
                                                                                  ------------------  -----------------
                  Total Stockholder's Equity                                               603,442             512,283
                                                                                  ------------------  -----------------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $    15,450,016     $    16,543,510
                                                                                  ==================  =================

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                            2001            2000           1999
                                                                            ----            ----           ----
REVENUES:

   Policy charge revenue                                               $     253,837   $     268,252  $      233,029
   Net investment income                                                     221,872         239,173         253,835
   Net realized investment gains (losses)                                    (13,844)             59           8,875
                                                                       -------------   -------------  --------------

               Total Revenues                                                461,865         507,484         495,739
                                                                       -------------   -------------  --------------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                      153,111         164,216         175,839
   Market value adjustment expense                                             2,296             481           2,400
   Policy benefits (net of reinsurance recoveries: 2001 - $16,562;
      2000 - $14,594; 1999 - $14,175)                                         37,773          21,616          32,983
   Reinsurance premium ceded                                                  24,535          23,913          21,691
   Amortization of deferred policy acquisition costs                          59,335          53,523          65,607
   Insurance expenses and taxes                                               65,700          57,592          53,377
                                                                       -------------   -------------  --------------

               Total Benefits and Expenses                                   342,750         321,341         351,897
                                                                       -------------   -------------  --------------

                  Earnings Before Federal Income Tax Provision               119,115         186,143         143,842
                                                                       -------------   -------------  --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                    23,002          43,531          48,846
   Deferred                                                                   17,875          16,931          (1,135)
                                                                       -------------   -------------  --------------

               Total Federal Income Tax Provision                             40,877          60,462          47,711
                                                                       -------------   -------------  --------------


NET EARNINGS                                                           $      78,238   $     125,681  $       96,131
                                                                       =============   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                      2001           2000           1999
                                                                                      ----           ----           ----
NET EARNINGS                                                                     $     78,238   $   125,681    $   96,131
                                                                                 -------------  -------------  -------------

OTHER COMPREHENSIVE INCOME (LOSS):

   Net unrealized gains (losses) on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                  31,567        64,027      (143,202)
      Reclassification adjustment for (gains) losses included in net earnings          13,361           428        (8,347)
                                                                                 -------------  -------------  -------------

       Net unrealized gains (losses) on investment securities                          44,928        64,455      (151,549)

      Adjustments for:
              Policyholder liabilities                                                 (9,498)      (13,859)       31,959
              Deferred policy acquisition costs                                       (15,551)      (23,310)       42,890
              Deferred federal income taxes                                            (6,958)       (9,550)       26,845
                                                                                 -------------  -------------  -------------

   Total other comprehensive income (loss), net of tax                                 12,921        17,736       (49,855)
                                                                                 -------------  -------------  -------------

COMPREHENSIVE INCOME                                                             $     91,159   $   143,417    $   46,276
                                                                                 =============  =============  =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)
================================================================================

                                                                                          Accumulated
                                                           Additional                        other            Total
                                               Common       paid-in       Retained       comprehensive    stockholder's
                                               stock        capital       earnings            loss            equity
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, JANUARY 1, 1999                    $     2,000  $     347,324  $    173,496   $            (230) $      522,590

   Stock dividend paid to parent
      ($10 par value, 50,000 shares)                500                         (500)                                  -
   Cash dividend paid to parent                                             (135,000)                           (135,000)
   Net earnings                                                               96,131                              96,131
   Other comprehensive loss, net of tax                                                          (49,855)        (49,855)
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 1999                        2,500        347,324       134,127             (50,085)        433,866

   Cash dividend paid to parent                                              (65,000)                            (65,000)
   Net earnings                                                              125,681                             125,681
   Other comprehensive income, net of tax                                                         17,736          17,736
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2000                        2,500        347,324       194,808             (32,349)        512,283

   Net earnings                                                               78,238                              78,238
   Other comprehensive income, net of tax                                                         12,921          12,921
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2001                  $     2,500  $     347,324  $    273,046   $         (19,428) $      603,442
                                            ===========  =============  ============   =================  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                  2001             2000            1999
                                                                                  ----             ----            ----
Cash Flows From Operating Activities:
  Net earnings                                                              $        78,238  $       125,681  $       96,131
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                59,335           53,523          65,607
    Capitalization of policy acquisition costs                                      (51,736)         (95,006)        (92,992)
    Accretion of investments                                                         (1,033)          (1,338)         (1,649)
    Interest credited to policyholders' account balances                            153,111          164,216         175,839
    Provision (benefit) for deferred Federal income tax                              17,875           16,931          (1,135)
  (Increase) decrease in operating assets:
    Accrued investment income                                                         1,117            2,166             292
    Reinsurance receivables                                                          (6,338)           1,104          (1,301)
    Affiliated receivables                                                              667             (380)           (287)
    Other                                                                            (1,298)           6,827            (929)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                             9,347              (23)         21,771
    Other policyholder funds                                                         (3,439)          (7,417)          4,293
    Liability for guaranty fund assessments                                          (1,801)          (4,639)          1,025
    Federal income taxes - current                                                      388           (7,672)         (3,034)
    Affiliated payables                                                               3,736                -            (822)
    Unearned policy charge revenue                                                   12,494           23,519          22,428
    Other                                                                           (24,695)           6,206           1,595
  Other operating activities:
    Net realized investment (gains) losses (excluding losses on cash and
     cash equivalents)                                                               13,844              (60)         (8,892)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by operating activities                259,812          283,638         277,940
                                                                            ---------------- ---------------- ----------------

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                          279,420          143,373         595,836
    Maturities of available-for-sale securities                                     342,148          260,953         378,914
    Purchases of available-for-sale securities                                     (512,979)        (243,292)       (748,436)
    Trading account securities                                                         (214)            (372)           (154)
    Sales of real estate held-for-sale                                                    -            1,375          13,282
    Policy loans on insurance contracts                                                (788)         (34,527)        (19,707)
    Recapture of investment in separate accounts                                          -              665          12,267
    Investment in separate accounts                                                  (1,009)          (2,195)         (5,381)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by investing activities                106,578          125,980         226,621
                                                                            ---------------- ---------------- ----------------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Continued)(Dollars in thousands)
================================================================================

                                                                                     2001               2000               1999
                                                                                     ----               ----               ----
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                                   $             -    $       (65,000)   $     (135,000)
    Policyholder deposits                                                            1,090,788          1,469,839         1,196,120
    Policyholder withdrawals (including transfers to/from separate accounts)        (1,419,479)        (1,813,908)       (1,568,877)
                                                                               ---------------    ---------------    --------------

      Net cash and cash equivalents used by financing activities                      (328,691)          (409,069)         (507,757)
                                                                               ---------------    ---------------    --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                    37,699                549            (3,196)

CASH AND CASH EQUIVALENTS
   Beginning of year                                                                    92,730             92,181            95,377
                                                                               ---------------    ---------------    --------------

   End of year                                                                 $       130,429    $        92,730    $       92,181
                                                                               ===============    ===============    ==============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
      Federal income taxes                                                     $        22,614    $        51,203    $       51,880
      Interest                                                                             639                850               688

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. During 2001, the Company discontinued manufacturing and marketing estate planning life insurance products. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance industry; others are specific to the Company's business and operations.

For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, and annual contract maintenance charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, and amortization of front-end and deferred sales charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

INVESTMENTS: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, based on the review of current market conditions and credit quality, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                          2001                   2000                    1999
                                                          ----                   ----                    ----
    Beginning balance                               $      105,503         $       102,074         $       101,793
    Capitalized amounts                                        147                  10,891                  11,759
    Interest accrued                                         7,913                   7,656                   7,634
    Amortization                                           (17,694)                (15,118)                (19,112)
                                                    ----------------       ----------------        ----------------
    Ending balance                                  $       95,869         $       105,503         $       102,074
                                                    ================       ================        ================

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                                      2002                 $ 5,043
                                      2003                 $ 5,169
                                      2004                 $ 5,506
                                      2005                 $ 5,910
                                      2006                 $ 6,810

SEPARATE ACCOUNTS: Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2001 and 2000, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,632 and $6,763, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's statements of earnings.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00% - 4.85%
    Interest-sensitive deferred annuities                     1.00% - 7.40%
    Immediate annuities                                       3.00% - 11.00%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

DERIVATIVES: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, as amended, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. At December 31, 2001, the fair value of derivatives was immaterial. The accounting treatment for changes in fair value for derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined by SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of the Company's derivatives instruments are recorded in earnings. At December 31, 2001, the change in fair value of derivatives did not have a material impact on earnings.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                          2001             2000
                                                                                     --------------- ---------------
    Assets:
       Fixed maturity securities (1)                                                 $   2,007,123   $    2,012,016
       Equity securities (1)                                                               163,701          204,617
       Trading account securities (1)                                                       23,636           24,859
       Limited partnerships (2)                                                             11,270           10,413
       Policy loans on insurance contracts (3)                                           1,194,478        1,193,690
       Cash and cash equivalents (4)                                                       130,429           92,730
       Separate Accounts assets (5)                                                     11,305,453       12,362,798
                                                                                     --------------- ---------------

    Total financial instruments                                                      $  14,836,090   $   15,901,123
                                                                                     =============== ===============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value, having an amortized cost of $443,607 and $479,301, had an estimated fair value of $438,897 and $469,397, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                     2001
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross          Estimated
                                                          Amortized       Unrealized      Unrealized          Fair
                                                             Cost           Gains           Losses           Value
                                                        --------------  --------------  --------------   -------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,807,398  $       36,673  $       41,417   $   1,802,654
       Mortgage-backed securities                               69,216           3,246              30          72,432
       U.S. Government and agencies                             97,905           1,503           2,104          97,304
       Foreign governments                                      18,739             263             765          18,237
       Municipals                                               15,871             637              12          16,496
                                                        --------------  --------------  --------------   -------------

             Total fixed maturity securities            $    2,009,129  $       42,322  $       44,328   $   2,007,123
                                                        ==============  ==============  ==============   =============

    Equity securities:
       Non-redeemable preferred stocks                  $      167,959  $        1,479  $        5,737   $     163,701
                                                        ==============  ==============  ==============   =============



                                                                                     2000
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross         Estimated
                                                          Amortized       Unrealized      Unrealized         Fair
                                                             Cost           Gains           Losses          Value
                                                        --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,765,321  $       14,566  $       50,489  $    1,729,398
       Mortgage-backed securities                               96,815           2,609              73          99,351
       U.S. Government and agencies                            147,648             721           3,227         145,142
       Foreign governments                                      24,451             115           2,870          21,696
       Municipals                                               16,098             339               8          16,429
                                                        --------------  --------------  --------------  --------------

             Total fixed maturity securities            $    2,050,333  $       18,350  $       56,667  $    2,012,016
                                                        ==============  ==============  ==============  ==============

    Equity securities:
       Non-redeemable preferred stocks                  $      218,632  $          501  $       14,516  $      204,617
                                                        ==============  ==============  ==============  ==============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    Fixed maturity securities:
       Due in one year or less                                   $        280,072                 $        282,495
       Due after one year through five years                              873,873                          883,759
       Due after five years through ten years                             478,164                          469,448
       Due after ten years                                                307,804                          298,989
                                                                 -----------------                -----------------
                                                                        1,939,913                        1,934,691

       Mortgage-backed securities                                          69,216                           72,432
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by rating agency equivalent were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    AAA                                                          $        291,597                 $        294,516
    AA                                                                    184,301                          183,964
    A                                                                     555,642                          561,610
    BBB                                                                   887,364                          883,612
    Non-investment grade                                                   90,225                           83,421
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                                                       2001                       2000
                                                                                       ----                       ----
    Assets:
        Fixed maturity securities                                                $        (2,006)           $       (38,317)
        Equity securities                                                                 (4,258)                   (14,015)
        Deferred policy acquisition costs                                                  3,706                     19,257
        Federal income taxes - deferred                                                        -                     17,419
        Separate Accounts assets                                                          (1,493)                      (353)
                                                                                 ----------------           ----------------
                                                                                          (4,051)                   (16,009)
                                                                                 ----------------           ----------------

    Liabilities:
        Federal income taxes - deferred                                                  (10,461)                         -
        Policyholders' account balances                                                   25,838                     16,340
                                                                                 ----------------           ----------------
                                                                                          15,377                     16,340
                                                                                 ----------------           ----------------

    Stockholder's equity:
        Accumulated other comprehensive loss                                     $       (19,428)           $       (32,349)
                                                                                 ================           ================

The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $462, ($3,614) and $3,112 at December 31, 2001, 2000 and 1999, respectively.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                         2001             2000            1999
                                                                         ----             ----            ----
    Proceeds                                                       $      279,420   $     143,373   $      595,836
    Gross realized investment gains                                         4,913           1,342           12,196
    Gross realized investment losses                                      (17,320)          4,319           15,936

The Company had investment securities with a carrying value of $25,859 and $25,118 that were deposited with insurance regulatory authorities at December 31, 2001 and 2000, respectively.

Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income arose from the following sources for the years ended December 31:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $       139,285    $       155,664    $      170,376
    Equity securities                                                     15,342             17,011            16,670
    Real estate held-for-sale                                                924              3,375             3,792
    Policy loans on insurance contracts                                   62,695             61,411            60,445
    Cash and cash equivalents                                              7,578              7,504             7,955
    Other                                                                    335                 35                88
                                                                 ----------------   ----------------   ----------------

    Gross investment income                                              226,159            245,000           259,326
    Less investment expenses                                              (4,287)            (5,827)           (5,491)
                                                                 ----------------   ----------------   ----------------

    Net investment income                                        $       221,872    $       239,173    $      253,835
                                                                 ================   ================   ================


Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $      (12,035)    $       (1,531)    $      (3,721)
    Equity securities                                                      (372)            (1,446)              (19)
    Trading account securities                                           (1,437)             2,275             4,778
    Investment in Separate Accounts                                           -                 12               460
    Real estate held-for-sale                                                 -                750             7,394
    Cash and cash equivalents                                                 -                 (1)              (17)
                                                                 ----------------   ----------------   ----------------

    Net realized investment gains (losses)                       $      (13,844)    $           59     $       8,875
                                                                 ================   ================   ================

NOTE 4. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                            2001               2000              1999
                                                                            ----               ----              ----
    Provision for income taxes computed at Federal statutory rate     $        41,690    $       65,150    $        50,345
    Increase (decrease) in income taxes resulting from:
         Dividend received deduction                                           (1,024)           (1,758)            (1,594)
         Foreign tax credit                                                      (310)           (2,930)            (1,040)
         Non-deductible fees                                                      521                 -                  -
                                                                      ---------------    --------------    ---------------
    Federal income tax provision                                      $        40,877    $       60,462    $        47,711
                                                                      ===============    ==============    ===============

The Federal statutory rate for each of the three years in the period ended December 31, 2001 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           2001           2000           1999
                                                                           ----           ----           ----
    Deferred policy acquisition costs                                $      (2,336)  $     13,254   $       8,822
    Policyholders' account balances                                         19,520          2,589          (9,635)
    Liability for guaranty fund assessments                                    630          1,624            (359)
    Investment adjustments                                                      61           (536)            (27)
    Other                                                                        -              -              64
                                                                     -------------   ------------   -------------

    Deferred Federal income tax provision (benefit)                  $      17,875   $     16,931   $      (1,135)
                                                                     =============   ============   =============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2001                  2000
                                                                                    ----                  ----
    Deferred tax assets:
        Policyholders' account balances                                        $       93,658       $      113,178
        Investment adjustments                                                          2,453                2,514
        Liability for guaranty fund assessments                                         2,957                3,587
        Net unrealized investment loss on investment securities                        10,461               17,419
                                                                               ---------------      ----------------
             Total deferred tax assets                                                109,529              136,698
                                                                               ---------------      ----------------

    Deferred tax liabilities:
        Deferred policy acquisition costs                                             119,472              121,808
        Other                                                                           3,988                3,988
                                                                               ---------------      ----------------
             Total deferred tax liabilities                                           123,460              125,796
                                                                               ---------------      ----------------

             Net deferred tax asset (liability)                                $      (13,931)      $       10,902
                                                                               ===============      ================

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $731 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2001 the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                  Ceded to          Assumed                             of amount
                                 Gross             other           from other             Net           assumed to
                                 amount          companies         companies             amount            net
                             --------------    --------------    --------------     ---------------    -------------
      Life insurance
          inforce              $14,036,930        $4,334,463            $1,128          $9,703,595            0.01%

The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity premiums sold subsequent to June 30, 2001.

NOTE 6. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $50,575, $47,732 and $43,410 for the years ended December 31, 2001, 2000 and
1999, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $639, $850 and $688 for 2001, 2000 and 1999, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,990, $2,042 and $1,823 for 2001, 2000 and 1999, respectively.

MLIG has entered into agreements with MLIM and Mercury Advisors ("Mercury"), a division of MLIM and formerly known as Hotchkis & Wiley, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Mercury HW Variable Trust, formerly known as Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and Mercury pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and Mercury. The Company received from MLIG its allocable share of such compensation in the amount of $21,667, $23,269 and $21,630 during 2001, 2000 and 1999, respectively. Revenue attributable to these agreements is included in policy charge revenue.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $65,021, $94,841 and $88,955 for 2001, 2000 and 1999, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

The Company paid no dividends in 2001. During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999.

At December 31, 2001 and 2000, approximately $30,899 and $25,020, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2001 and 2000, were $311,490 and $252,704, respectively.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income for 2001, 2000 and 1999 was $48,108, $49,533 and $106,266, respectively.

On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification resulted in a $4,779 increase in statutory surplus.

The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2001 and 2000, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2001 and 2000, the Company has established an estimated liability for future guaranty fund assessments of $8,449 and $10,250, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

During 2000, the Company committed to participate in a limited partnership. As of December 31, 2001, $3,220 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9. SERVICE CENTER INTEGRATION

During the second quarter 2001, the Company announced plans to consolidate its life and annuity policy administration service centers into one location. The consolidation was completed during the third quarter 2001. Costs incurred related to the consolidation were $10.7 million and are reported in insurance expenses and taxes. At December 31, 2001, costs incurred and unpaid were $6.0 million.

NOTE 10. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

The following table summarizes each business segment's contribution to the consolidated amounts:

                                                     Life
    2001                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        34,815  $         31,302   $       2,644   $        68,761
    Other revenues                                     101,685           139,727          (1,419)          239,993
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       136,500           171,029           1,225           308,754
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     21,320            16,453               -            37,773
    Reinsurance premium ceded                           24,531                 4               -            24,535
    Amortization of deferred policy
       acquisition costs                                30,913            28,422               -            59,335
    Other non-interest expenses                         18,097            49,899               -            67,996
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         94,861            94,778               -           189,639
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal income
        tax provision                                   41,639            76,251           1,225           119,115
    Income tax expense                                  15,607            24,841             429            40,877
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        26,032  $         51,410   $         796   $        78,238
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     5,674,704  $      9,625,104   $     150,208   $    15,450,016
    Deferred policy acquisition costs                  251,245           219,693               -           470,938
    Policyholder liabilities and accruals            2,094,195         1,256,616               -         3,350,811
    Other policyholder funds                             9,236             5,003               -            14,239

                                                     Life
    2000                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        38,265  $         27,199   $       9,493   $        74,957
    Other revenues                                     107,030           160,955             326           268,311
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       145,295           188,154           9,819           343,268
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     20,371             1,245               -            21,616
    Reinsurance premium ceded                           23,913                 -               -            23,913
    Amortization of deferred policy
       acquisition costs                                 5,025            48,498               -            53,523
    Other non-interest expenses                         16,656            41,417               -            58,073
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         65,965            91,160               -           157,125
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            79,330            96,994           9,819           186,143
    Income tax expense                                  26,362            30,663           3,437            60,462
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        52,968  $         66,331   $       6,382   $       125,681
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,175,339  $     10,285,993   $      82,178   $    16,543,510
    Deferred policy acquisition costs                  277,408           216,680               -           494,088
    Policyholder liabilities and accruals            2,133,700         1,373,846               -         3,507,546
    Other policyholder funds                            11,243             6,435               -            17,678

                                                     Life
    1999                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        36,805  $         31,098   $      10,093   $        77,996
    Other revenues                                      94,821           140,541           6,542           241,904
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       131,626           171,639          16,635           319,900
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     16,569            16,414               -            32,983
    Reinsurance premium ceded                           21,691                 -               -            21,691
    Amortization of deferred policy
       acquisition costs                                22,464            43,143               -            65,607
    Other non-interest expenses                         16,728            39,049               -            55,777
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         77,452            98,606               -           176,058
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            54,174            73,033          16,635           143,842
    Income tax expense                                  18,442            23,447           5,822            47,711
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        35,732  $         49,586   $      10,813   $        96,131
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,492,686  $     10,523,453   $     101,910   $    17,118,049
    Deferred policy acquisition costs                  251,017           224,898               -           475,915
    Policyholder liabilities and accruals            2,150,671         1,522,892               -         3,673,563
    Other policyholder funds                            18,345             6,750               -            25,095

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2001, 2000 and 1999:

                                                             2001           2000           1999
                                                       -------------   ------------   ------------
    Life Insurance
                    Variable life insurance            $     110,842   $    116,664   $    104,036
                    Interest-sensitive life insurance         25,658         28,631         27,590
                                                       -------------   ------------   ------------

                    Total Life Insurance                     136,500        145,295        131,626
                                                       -------------   ------------   ------------

    Annuities
                    Variable annuities                       152,427        154,200        130,039
                    Interest-sensitive annuities              18,602         33,954         41,600
                                                       -------------   ------------   ------------

                    Total Annuities                          171,029        188,154        171,639
                                                       -------------   ------------   ------------

    Other                                                      1,225          9,819         16,635
                                                       -------------   ------------   ------------

    Total                                              $     308,754   $    343,268   $    319,900
                                                       =============   ============   ============

                                    * * * * *

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(A) FINANCIAL STATEMENTS
    (1)      Financial Statements of Merrill Lynch Life Variable Annuity
             Separate Account as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
    (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional
             Information (Part B of the Registration Statement)


(B) EXHIBITS
    (1)      Resolution of the Board of Directors of Merrill Lynch Life
             Insurance Company establishing the Merrill Lynch Life
             Variable Annuity Separate Account. (Incorporated by
             Reference to Registrant's Post-Effective Amendment No. 8 to
             Form N-4, Registration No. 33-43053 Filed December 5, 1996).
    (2)      Not Applicable.
    (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
             Company and Merrill Lynch, Pierce, Fenner & Smith
             Incorporated. (Incorporated by Reference to Registrant's
             Post-Effective Amendment No. 8 to Form N-4, Registration No.
             33-43053 Filed December 5, 1996).
    (4) (a)  Individual Variable Annuity Contract issued by Family Life
             Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 8 to Form N-4,
             Registration No. 33-43053 Filed December 4, 1996).
        (b)  Individual Variable Annuity Contract Issued by Merrill Lynch
             Life Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 3 to Form N-4,
             Registration No. 33-43053 Filed August 6, 1993).
        (c) Endorsements to Individual Variable Annuity Contract Issued by Family Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4,
             Registration No. 33-43053 Filed December 5, 1996).
        (d)  Assumption Certificate. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 8 to Form N-4,
             Registration No. 33-43053 Filed December 5, 1996).
        (e)  Assumption Certificate for use in Illinois. (Incorporated by
             Reference to Registrant's Post-Effective Amendment No. 8 to
             Form N-4, Registration No. 33-43053 Filed December 5, 1996).
        (f) Assumption Certificate for use in Tennessee. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43053 Filed December 5,
             1996).
        (g)  Assumption Certificate of Tandem Insurance Group, Inc. and
             Company Name Change and Home Office Address Change
             Endorsement. (Incorporated by Reference to Registrant's
             Post-Effective Amendment No. 8 to Form N-4, Registration No.
             33-43053 Filed December 5, 1996).
        (h) Endorsement to Individual Variable Annuity Contract Issued by Merrill Lynch Life Insurance Company or Family Life
             Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 4 to Form N-4,
             Registration No. 33-43053 Filed April 25, 1994).
        (i)  Endorsement to Tax-Sheltered Annuity ML-AY-468/96.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 9 to Form N-4, Registration No. 33-43053 Filed
             April 23, 1997).
    (5)      Annuity Application for Fixed and Variable Annuities.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 3 to Form N-4, Registration No. 33-43053 Filed
             August 6, 1993).
    (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
             Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 8 to Form N-4,
             Registration No. 33-43053 Filed December 5, 1996).
        (b)  Amended and Restated By-Laws of Merrill Lynch Life Insurance
             Company. (Incorporated by Reference to Registrant's
             Post-Effective Amendment No. 8 to Form N-4, Registration No.
             33-43053 Filed December 5, 1996).
    (7)      Assumption Reinsurance Agreement Between Merrill Lynch Life
             Insurance Company, Tandem Insurance Group, Inc. and Royal
             Tandem Life Insurance Company and Family Life Insurance
             Company. (Incorporated by Reference to Registrant's
             Post-Effective Amendment No. 8 to Form N-4, Registration No.
             33-43053 Filed December 5, 1996).

    (8) (a)  Amended General Agency Agreement Between Merrill Lynch Life
             Insurance Company and Merrill Lynch Life Agency, Inc.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 4 to Form N-4, Registration No. 33-43053 Filed
             April 25, 1994).
        (b)  Indemnity Agreement Between Merrill Lynch Life Insurance
             Company and Merrill Lynch Life Agency, Inc. (Incorporated by
             Reference to Registrant's Post-Effective Amendment No. 8 to
             Form N-4, Registration No. 33-43053 Filed December 5, 1996).
        (c)  Agreement Between Merrill Lynch Life Insurance Company and
             Merrill Lynch Variable Series Funds, Inc. Relating to
             Maintaining Constant Net Asset Value for the Reserve Assets
             Fund. (Incorporated by Reference to Registrant's
             Post-Effective Amendment No. 8 to Form N-4, Registration No.
             33-43053 Filed December 5, 1996).
        (d)  Agreement Between Merrill Lynch Life Insurance Company and
             Merrill Lynch Variable Series Funds, Inc. Relating to
             Valuation and Purchase Procedures. (Incorporated by
             Reference to Registrant's Post-Effective Amendment No. 8 to
             Form N-4, Registration No. 33-43053 Filed December 5, 1996).
        (e)  Amendment to the Participation Agreement Between Merrill
             Lynch Variable Series Funds, Inc. and Merrill Lynch Life
             Insurance Company. (Incorporated by Reference to Merrill
             Lynch Life Variable Annuity Separate Account A's
             Registration Statement on Form N-4, Registration No.
             333-90243, Filed November 3, 1999).
        (f)  Plan and Agreement of Merger Between Merrill Lynch Life
             Insurance Company and Tandem Insurance Group, Inc.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 8 to Form N-4, Registration No. 33-43053 Filed
             December 5, 1996).
        (g)  Amended Service Agreement Between Merrill Lynch Life
             Insurance Company and Merrill Lynch Insurance Group, Inc.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 4 to Form N-4, Registration No. 33-43053 Filed
             April 25, 1994).
        (h)  Indemnity Agreement Between Merrill Lynch Life Insurance
             Company and Merrill Lynch Life Agency, Inc. (Incorporated by
             Reference to Registrant's Post-Effective Amendment No. 8 to
             Form N-4, Registration No. 33-43053 Filed December 5, 1996).
        (i)  Management Agreement Between Merrill Lynch Life Insurance
             Company and Merrill Lynch Asset Management, Inc.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 8 to Form N-4, Registration No. 33-43053 Filed
             December 5, 1996).
        (j)  Reimbursement Agreement Between Merrill Lynch Asset
             Management, Inc. and Merrill Lynch Life Agency.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 8 to Form N-4, Registration No. 33-43053 Filed
             December 5, 1996).
        (k)  Form of Participation Agreement Between Merrill Lynch
             Variable Series Funds, Inc., Merrill Lynch Life Insurance
             Company, ML Life Insurance Company of New York, and Family
             Life Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 4 to Form N-4,
             Registration No. 33-43053 Filed April 25, 1994).
        (l)  Form of Addendum to General Agency Compensation Schedule.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 3 to Form N-4, Registration No. 33-43053 Filed
             August 6, 1993).
        (m)  Form of Participation Agreement Between Merrill Lynch
             Variable Series Funds, Inc. and Merrill Lynch Life Insurance
             Company. (Incorporated by Reference to Merrill Lynch Life
             Variable Annuity Separate Account A's Post-Effective
             Amendment No. 10 to Form N-4, Registration No. 33-43773
             Filed December 10, 1996).
        (n)  Form of Amendment to Participation Agreement Between Merrill
             Lynch Variable Series Funds, Inc. and Merrill Lynch Life
             Insurance Company. (Incorporated by Reference to
             Registrant's Post-Effective Amendment No. 10 to Form N-4,
             Registration No. 33-43053 Filed April 29, 1998).
    (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered.
             (Incorporated by Reference to Registrant's Post-Effective
             Amendment No. 8 to Form N-4, Registration No. 33-43053 Filed
             December 5, 1996).
   (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
        (b) Written Consent of Deloitte & Touche LLP, independent auditors.
        (c)  Written Consent of Barry G. Skolnick, Esq.
   (11)      Not Applicable.
   (12)      Not Applicable.
   (13)      Not Applicable.

     (14)  (a)        Power of Attorney from Barry G. Skolnick. (Incorporated by Reference to Registrant's Post- Effective
                      Amendment No. 4 to Form N-4, Registration No. 33-43053 Filed April 25, 1994).
           (b)        Power of Attorney from Matthew J. Rider. (Incorporated by Reference to Merrill Lynch Variable Life
                      Separate Account's Form S-6, Registration No. 333-47844 Filed October 12, 2000).
           (c)        Power of Attorney from Michael P. Cogswell. (Incorporated by Reference to Merrill Lynch Life
                      Variable Annuity Separate Account A's Pre-Effective Amendment No. 1 to Form N-4, Registration No.
                      333-63904 Filed September 10, 2001).
           (d)        Power of Attorney from H. McIntyre Gardner (Incorporated by Reference to Merrill Lynch Life Variable
                      Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-63904 Filed
                      June 26, 2001).
           (e)        Power of Attorney from Nikos K. Kardassis (Incorporated by Reference to Merrill Lynch Life Variable
                      Annuity Separate Account A's Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904
                      Filed September 10, 2001).
           (f)        Power of Attorney from Christopher J. Grady (Incorporated by Reference to Merrill Lynch Life
                      Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-63904
                      Filed June 26, 2001).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


         NAME           PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR*
         ----           --------------------------            ------------------------
Michael P. Cogswell     7 Roszel Road               Director and Senior Vice President.
                        Princeton, NJ 08540
H. McIntyre Gardner     4 World Financial Center    Director and Chairman of the Board.
                        New York, NY 10080
Christopher J. Grady    7 Roszel Road               Director and Senior Vice President.
                        Princeton, NJ 08540
Nikos K. Kardassis      7 Roszel Road               Director, President, and Chief Executive
                        Princeton, NJ 08540         Officer.
Matthew J. Rider        7 Roszel Road               Director, Senior Vice President, Chief
                        Princeton, NJ 08540         Financial Officer, and Treasurer.
Barry G. Skolnick       7 Roszel Road               Director, Senior Vice President, and General
                        Princeton, NJ 08540         Counsel.
Diana Joyner            4804 Deer Lake Drive East   Senior Vice President, Administration
                        Jacksonville, FL 32246
Deborah J. Adler        7 Roszel Road               Vice President and Chief Actuary
                        Princeton, NJ 08540
Tracy A. Bartoy         4804 Deer Lake Drive East   Vice President and Assistant Secretary
                        Jacksonville, FL 32246
Toni DeChiara           7 Roszel Road               Vice President
                        Princeton, NJ 08540
Edward W. Diffin, Jr.   7 Roszel Road               Vice President and Senior Counsel.
                        Princeton, NJ 08540

         NAME           PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR*
         ----           --------------------------            ------------------------
Amy L. Ferrero          4804 Deer Lake Drive East   Vice President.
                        Jacksonville, FL 32246
Thomas Funk             7 Roszel Road               Vice President.
                        Princeton, NJ 08540
Frances Grabish         7 Roszel Road               Vice President and Senior Counsel.
                        Princeton, NJ 08540
Joseph E. Justice       7 Roszel Road               Vice President and Controller.
                        Princeton, NJ 08540
Eric Lin                7 Roszel Road               Vice President.
                        Princeton, NJ 08540
Robin A. Maston         7 Roszel Road               Vice President and Senior Compliance Officer.
                        Princeton, NJ 08540
Jane Michael            4804 Deer Lake Drive East   Vice President.
                        Jacksonville, FL 32246
Kelly A. O'Dea          7 Roszel Road               Vice President.
                        Princeton, NJ 08540
Shelley K. Parker       4804 Deer Lake Drive East   Vice President and Assistant Secretary.
                        Jacksonville, FL 32246
Terry L. Rapp           7 Roszel Road               Vice President, Senior Compliance Officer,
                        Princeton, NJ 08540         and Assistant Secretary.
Julia Raven             7 Roszel Road               Vice President.
                        Princeton, NJ 08540
Lori M. Salvo           7 Roszel Road               Vice President, Senior Counsel, and
                        Princeton, NJ 08540         Secretary.
Linda Skibik            7 Roszel Road               Vice President.
                        Princeton, NJ 08540
Amy S. Winston          7 Roszel Road               Vice President and Director of Compliance.
                        Princeton, NJ 08540
Kelley Woods            4804 Deer Lake Drive East   Vice President.
                        Jacksonville, FL 32246
Denis G. Wuestman       7 Roszel Road               Vice President.
                        Princeton, NJ 08540


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.").

A list of subsidiaries of ML & Co. appears below.

                         SUBSIDIARIES OF THE REGISTRANT


The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.


                            NAME                              STATE OR JURISDICTION OF ENTITY
                            ----                              --------------------------------
Merrill Lynch & Co., Inc. ..................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1).....  Delaware
     Broadcort Capital Corp. ...............................  Delaware
     Merrill Lynch Life Agency Inc.(2)......................  Washington
     Merrill Lynch Professional Clearing Corp.(3)...........  Delaware
  Merrill Lynch Capital Services, Inc. .....................  Delaware
  Merrill Lynch Government Securities, Inc. ................  Delaware
     Merrill Lynch Money Markets Inc. ......................  Delaware
  Merrill Lynch Group, Inc. ................................  Delaware
     Merrill Lynch Investment Managers Group Limited(4).....  England
       Merrill Lynch Investment Managers Holdings
        Limited ............................................  England
       Merrill Lynch Investment Managers Limited............  England
     Merrill Lynch Investment Managers, L.P.(5).............  Delaware
       MLIM Alternative Strategies LLC......................  Delaware
     Merrill Lynch Capital Partners, Inc. ..................  Delaware
     Merrill Lynch Bank & Trust Co. ........................  New Jersey
     Merrill Lynch Insurance Group, Inc. ...................  Delaware
       Merrill Lynch Life Insurance Company.................  Arkansas
       ML Life Insurance Company of New York................  New York
     Merrill Lynch International Finance Corporation........  New York
       Merrill Lynch International Bank Limited.............  England
          Merrill Lynch Bank (Suisse) S.A. .................  Switzerland
       Merrill Lynch Group Holdings Limited.................  Ireland
          Merrill Lynch Capital Markets Bank Limited........  Ireland
     Merrill Lynch Mortgage Capital Inc. ...................  Delaware
     Merrill Lynch Trust Company FSB........................  New Jersey
     MLDP Holdings, Inc.(6).................................  Delaware
       Merrill Lynch Derivative Products AG.................  Switzerland
     ML IBK Positions, Inc. ................................  Delaware
       Merrill Lynch Capital Corporation....................  Delaware
     ML Leasing Equipment Corp.(7)..........................  Delaware
     Merrill Lynch Canada Holdings Company..................  Nova Scotia
       Merrill Lynch Canada Finance Company.................  Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................  Ontario
          Merrill Lynch Canada Inc. ........................  Canada
  Merrill Lynch Bank USA....................................  Utah
     Merrill Lynch Business Financial Services Inc. ........  Delaware
     Merrill Lynch Credit Corporation.......................  Delaware
     Merrill Lynch New Jersey Investment Corporation........  New Jersey
     Merrill Lynch Utah Investment Corporation..............  Utah
  Merrill Lynch International Incorporated..................  Delaware
     Merrill Lynch (Australasia) Pty Limited................  New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........  Victoria, Australia
       Merrill Lynch International (Australia) Limited(8)...  New South Wales, Australia
  Merrill Lynch International Holdings Inc..................  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
      Limited...............................................  Cayman Islands,
                                                              British West Indies

                            NAME                              STATE OR JURISDICTION OF ENTITY
                            ----                              --------------------------------
     Merrill Lynch Capital Markets AG ......................  Switzerland
     Merrill Lynch Europe PLC...............................  England
       Merrill Lynch Holdings Limited.......................  England
          Merrill Lynch International(9)....................  England
       Merrill Lynch Capital Markets Espana S.A. S.V.B. ....  Spain
       Merrill Lynch (Singapore) Pte. Ltd.(10)..............  Singapore
     Merrill Lynch South Africa (Pty) Ltd.(11)..............  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......  Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...................  Argentina
     Banco Merrill Lynch S.A. ..............................  Brazil
     Merrill Lynch S.A. ....................................  Luxembourg
     Merrill Lynch Europe Ltd. .............................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch France S.A. .............................  France
       Merrill Lynch Finance S.A. ..........................  France
       Merrill Lynch Capital Markets (France) S.A. .........  France
       Merrill Lynch, Pierce, Fenner & Smith SAF............  France
     Merrill Lynch (Asia Pacific) Limited...................  Hong Kong
       Merrill Lynch Far East Limited.......................  Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............  Japan
     Merrill Lynch Japan Finance Co., Ltd. .................  Japan
  Merrill Lynch, Geduld, LLC................................  Delaware


------------------------------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."



(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



(4) Held through several intermediate holding companies.



(5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



(6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.



(7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(8) Held through an intermediate subsidiary.



(9) Partially owned by another indirect subsidiary of ML & Co.



(10)Held through intermediate subsidiaries.



(11)Partially owned by another indirect subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


As of March 31, 2002, there were 1,499 Qualified Contracts and 1,057 Nonqualified Contracts.


ITEM 28. INDEMNIFICATION

There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

     Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.



Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account II; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; and Merrill Lynch Variable Life Separate Account.


(b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


           NAME AND PRINCIPAL
            BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                  --------------------------------------
E. Stanley O'Neal(1)....................  Director, Chairman of the Board, and Chief
                                            Executive Officer
Rosemary T. Berkery(1)..................  Executive Vice President
Thomas W. Davis(1)......................  Executive Vice President
Barry S. Friedberg(1)...................  Executive Vice President
James P. Gorman(1)......................  Executive Vice President
Jerome P. Kenney(1).....................  Executive Vice President
John A. McKinley(1).....................  Executive Vice President
Thomas H. Patrick(1)....................  Director and Executive Vice President
George A. Schieren(2)...................  Director, General Counsel and Senior Vice
                                            President
John C. Stomber(3)......................  Senior Vice President and Treasurer
Arshad R. Zakaria(4)....................  Executive Vice President


---------------

(1) 4 World Financial Center, 32nd Floor, New York, NY 10080



(2) 4 World Financial Center, 12th Floor, New York, NY 10080



(3)4 World Financial Center, 18th Floor, New York, NY 10080



(4)4 World Financial Center, 8th Floor, New York, NY 10080


(c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 7 Roszel Road, Princeton, New Jersey 08540 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company is relying on a no-action letter issued to the American Counsel of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relating to variable annuity registrants' compliance with Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940. Merrill Lynch Life hereby represents that it has complied with the provisions of paragraph (1) through (4) of said no-action letter.

(e) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 22nd day of April, 2002.



ATTEST:                                        MERRILL LYNCH LIFE VARIABLE ANNUITY
                                               SEPARATE ACCOUNT
                                               (Registrant)

/s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
---------------------------------------------     ------------------------------------------
Edward W. Diffin, Jr.                             Barry G. Skolnick
Vice President and Senior Counsel                 Senior Vice President and General Counsel

ATTEST:                                        MERRILL LYNCH LIFE INSURANCE COMPANY
                                               (Depositor)

/s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
---------------------------------------------     ------------------------------------------
Edward W. Diffin, Jr.                             Barry G. Skolnick
Vice President and Senior Counsel                 Senior Vice President and General Counsel



As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2002.



                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director and Senior Vice President
---------------------------------------------
             Michael P. Cogswell

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Matthew J. Rider

*By: /s/ BARRY G. SKOLNICK                     In his own capacity as Director, Senior Vice
    -----------------------------------------    President, and General Counsel, and as
    Barry G. Skolnick                            Attorney-In-Fact

                                 EXHIBIT INDEX


EXHIBIT                          DESCRIPTION                           PAGE
-------                          -----------                           ----
(10)(a)  Written Consent of Sutherland Asbill & Brennan LLP .........
    (b)  Written Consent of Deloitte & Touche LLP, independent auditors..................................................
    (c)  Written Consent of Barry G. Skolnick, Esq. .................